UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

________

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Timothy Richards

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2022

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

Annual Report

AUGUST 31, 2022

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Fixed Income Fund (SPUBX)
Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)
Symmetry Panoramic Global Fixed Income Fund (SPGBX)
Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Table of Contents

Shareholders’ Letter	1
Management Discussion of Fund Performance	6
Schedules of Investments	14
Statements of Assets and Liabilities	95
Statements of Operations	97
Statements of Changes in Net Assets	100
Financial Highlights	108
Notes to Financial Statements	116
Report of Independent Registered Public Accounting Firm	152
Trustees and Officers of the Trust	154
Disclosure of Fund Expenses	160
Advisory and Sub-Advisory Agreement Approval Disclosure	162
Notice to Shareholders	170

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022
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Shareholders’ Letter

Dear Shareholders,

On behalf of the Symmetry Panoramic Trust, I am pleased to present you with the annual report for the year ending August 31, 2022. During this fiscal year, the Symmetry Panoramic Funds celebrated their third anniversary. We were proud to pause and celebrate having achieved our main goals of launching the Funds. The Panoramic Fund complex includes eight mutual funds that can be purchased individually or utilized to construct diversified, global, multi-factor, multi-asset-class portfolios. We believe that we still have a unique offering, combining a fund-of-funds structure with the ability to include sleeves within the Funds that may be managed by one or more subadvisors, which allows us to access our preferred implementation from many well-known managers.

Fiscal 2022 brought with it various unique challenges. While the severity of the global pandemic appeared to decline, other concerns emerged. As economies that had been aggressively stimulated during the pandemic returned to pre-pandemic levels of activity, indications of inflation quickly emerged. Early interpretations that this increase in general price levels was going to be transitory in nature quickly faded away as changes in the Consumer Price Index reached levels not seen in four decades(i). Concerns about an impending global recession ensued and markets reflected these sentiments. The global equity(ii) market was down more than 16% for the fiscal year, with the U.S. equity market(iii) outperforming developed equities(iv), which, in turn, outperformed Emerging Markets equities(v).

One of our strongest-held beliefs is the power of diversification, which reduces the amount of risk that any individual holding, asset class, geography, or investing style, among other discrete exposures, may contribute to the portfolio. Many of the Funds saw the benefit during the fiscal year of diversification and intentional positioning of portfolios to favor specific investing styles, or factors. However, diversification does not remove systematic risk, or the risk inherent in investing in a market, from a portfolio. If an investor is exposed to the U.S. fixed-income market, for instance, the performance of that market will be largely captured by a diversified portfolio.

As a result, with global-equity and fixed-income markets being down, the Funds also registered losses. However, the good news is that several Panoramic Funds (the four Equity Funds and the Alternative Fund) registered stronger relative performance than broad markets, evidenced in their outperformance of their benchmarks. Value and Low Volatility were the equity factors that outperformed globally(vi) for the fiscal year(vii). Shareholders benefitted from these examples of relative outperformance, largely attributable to those Funds’ exposure to various factors which were in favor during the fiscal year.

Discussion among factor investors, for some time, has focused on an expected recovery in the equity Value factor, after having historically challenging performance leading up to and into the COVID pandemic. While we welcome the contribution to performance that the Value factor has provided in the recent past, we remain mindful that each style factor

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022
(Unaudited)

may be in or out of favor during short periods. Even if the equity Value factor continues to outperform as valuation spreads between value and growth stocks approach a level more consistent with historical averages, this factor may experience pullbacks along the way. Our investment philosophy is based on the evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term.

As summarized below, each of our four Equity Funds again outperformed that Fund’s benchmark during the fiscal year.

Symmetry Panoramic Equity Funds	2021-09-01 to 2022-08-31
Symmetry Panoramic US Equity (SPUSX)	-9.04%
MSCI US Broad Market GR USD Index	-13.31%
SPUSX- Benchmark	4.27%
Symmetry Panoramic International Equity (SPILX)	-18.28%
MSCI ACWI Ex USA IMI NR USD Index	-19.96%
SPILX – Benchmark	1.68%
Symmetry Panoramic Global Equity (SPGEX)	-12.63%
Symmetry Panoramic Tax-Managed Global Equity (SPGTX)	-13.28%
MSCI ACWI IMI NR USD Index	-16.24%
SPGEX – Benchmark	3.61%
SPGTX – Benchmark	2.96%

During the fiscal-year-ended August 31, 2022, the U.S. Treasury yield curve shifted upward dramatically, especially for shorter maturities. During this period, corporate credit spreads increased, more dramatically for lower credit-qualities, exacerbating the impact of increasing yields on the prices of bonds and leading to negative returns. The Symmetry Panoramic fixed-income funds were impacted by this prevailing increase in yields. Their performance relative to benchmarks is summarized below.

Symmetry Panoramic Fixed-Income Funds	2021-09-01 to 2022-08-31
Symmetry Panoramic US Fixed Income (SPUBX)	-8.97%
Bloomberg US Govt/Credit 1-5 Year TR USD Index	-5.84%
SPUBX – Benchmark	-3.13%
Symmetry Panoramic Global Fixed Income (SPGBX)	-11.66%
Bloomberg Global Aggregate TR Hedged USD Index	-9.99%
SPGBX – Benchmark	-1.67%
Symmetry Panoramic Municipal Fixed Income (SPMFX)	-3.54%
S&P S/T National AMT Free Muni TR USD Index	-2.82%
SPMFX – Benchmark	-0.73%

In the Alternative Fund, managed futures, or trend-following, strategies and long-short multi-factor strategies performed very strongly during the fiscal-year-ended August 31, 2022, while arbitrage strategies were slightly negative. This resulted in strong, positive performance for the Fund during a period when investors greatly benefited from having some diversification from traditional asset classes.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022
(Unaudited)

Symmetry Panoramic Alternative Fund	2021-09-01 to 2022-08-31
Symmetry Panoramic Alternatives (SPATX)	11.84%
HFRI FOF: Conservative Index	0.70%
SPATX – Benchmark	11.14%

Discussions of a global pandemic earlier in this fiscal year were quickly replaced by concern about war, inflation, and recession. Monetary and fiscal policies around the world are now being calibrated to offset the unprecedented level of stimulus that was implemented during the pandemic-induced economic shutdowns in various countries, resulting in a general decline in asset prices. We at Symmetry are still prioritizing the diversification of factors, and we remain focused on strategic investment priorities over a horizon that extends beyond immediate-term considerations. In order to capture returns of equity and fixed-income markets, one likely needs to remain invested even through uncertain times.

On behalf of all my colleagues at Symmetry Partners, I would like to thank you for the confidence that you have placed in our Panoramic Funds and their role in your financial future.

Sincerely,

Philip McDonald

President, Symmetry Panoramic Trust

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission. The firm only transacts business in states where it is properly registered, or excluded or exempt from registration requirements. Registration with the SEC or any state securities authority does not imply a certain level of skill or training. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss. Due to various factors, including changing market conditions and/or applicable laws, the content may not be reflective of current opinions or positions. Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

Symmetry Partners’ investment approach seeks enhanced returns by overweighting assets that exhibit characteristics that tend to be in accordance with one or more “factors” identified in academic research as historically associated with higher returns. Please be advised that adding these factors may not ensure increased return over a market weighted investment and may lead to underperformance relative to the benchmark over the investor’s time horizon.

All indexes have certain limitations. Investors cannot invest directly in an index. Indexes do not have fees. Historical performance results for investment indexes generally do not reflect the deduction of transaction and/or custodial charges or the deduction of an investment management fee, the incurrence of which would have the effect of decreasing historical performance results. Actual performance for client accounts may differ materially from the index portfolios. There is always the risk that an investor may lose money. Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the portfolios that own them, to rise or fall. Indexes are referred to for comparative purposes only and do not represent similar asset classes in terms of components or risk exposure; thus, their returns may vary significantly.

© Morningstar 2022. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied, adapted or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information, except where such damages or losses cannot be limited or excluded by law in your jurisdiction.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022
(Unaudited)

(i) Source: U.S. Bureau of Labor Statistics.

(ii) As represented by the MSCI ACWI IMI NR USD Index.

(iii) As represented by the MSCI US Broad Market GR USD Index.

(iv) As represented by the MSCI ACWI Ex USA IMI NR USD Index.

(v) As represented by the MSCI EM GR USD Index.

(vi) Compared to the performance of the MSCI ACWI IMI NR USD Index.

(vii) In addition, the Small and Quality factors also outperformed the MSCI EM GR USD Index in the Emerging Markets geography.

Description of the Funds’ Benchmarks

MSCI US Broad Market Index (Primary Benchmark for the Symmetry Panoramic US Equity Fund) captures broad US equity coverage. The index includes 3,053 constituents across large, mid, small and micro capitalizations, representing about 99% of the US equity universe.

MSCI ACWI ex USA Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic International Equity Fund) captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 27 Emerging Markets (EM) countries. With 6,750 constituents, the index covers approximately 99% of the global equity opportunities set outside of the US.

MSCI ACWI Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic Global Equity Fund and Symmetry Panoramic Tax-Managed Global Equity Fund) captures large, mid and small representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With 9,226 constituents, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg 1-5 Year US Government/Credit Index (Primary Benchmark for the Symmetry Panoramic US Fixed Income Fund) measures the performance of U.S. dollar-denominated U.S. Treasury, government related (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate fixed rate bonds that have a remaining maturity of greater than or equal to one year and less than five years.

S&P Short Term National AMT-Free Municipal Bond Index (Primary Benchmark for the Symmetry Panoramic Municipal Fixed Income Fund) is a market-value weighted index that is designed to measure the performance of investment-grade tax-exempt U.S. municipal bonds with an effective maturities of 1 month to 5 years. Bonds issued by U.S. territories, including Puerto Rico, are excluded from this index.

Bloomberg Capital Global Aggregate Hedged USD Index (Primary Benchmark for the Symmetry Panoramic Global Fixed Income Fund) measures global investment grade debt

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022
(Unaudited)

from twenty-four local currency markets hedged to the U.S. dollar. The multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

HFRI Fund of Funds Conservative Index (Primary Benchmark for the Symmetry Panoramic Alternatives Fund) measures the performance of funds of funds that exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date*
Symmetry Panoramic US Equity Fund, Class I	-9.04%	9.76%	9.35%
MSCI US Broad Market Index	-13.31%	12.06%	11.80%

* The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date*
Symmetry Panoramic International Equity Fund, Class I	-18.28%	2.91%	3.07%
MSCI ACWI ex USA Investable Market Index (net)	-19.96%	3.18%	3.54%

* The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY GLOBAL EQUITY FUND
AUGUST 31, 2022
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date*
Symmetry Panoramic Global Equity Fund, Class I	-12.63%	7.08%	6.90%
MSCI ACWI Investable Market Index (net)	-16.24%	7.95%	7.93%

* The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2022
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date*
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I	-13.28%	6.95%	6.86%
MSCI ACWI Investable Market Index (net)	-16.24%	7.95%	7.93%

* The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC US FIXED INCOME FUND
AUGUST 31, 2022
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date*
Symmetry Panoramic US Fixed Income Fund, Class I	-8.97%	-1.53%	0.75%
Bloomberg 1-5 Year US Government/Credit Index	-5.84%	-0.36%	1.31%

* The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2022
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date*
Symmetry Panoramic Municipal Fixed Income Fund, Class I	-3.54%	-0.67%	0.28%
S&P Short Term National AMT-Free Municipal Bond Index	-2.82%	0.13%	1.11%

* The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
AUGUST 31, 2022
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date*
Symmetry Panoramic Global Fixed Income Fund, Class I	-11.66%	-3.03%	0.22%
Bloomberg Capital Global Aggregate Hedged USD Index	-9.99%	-2.16%	1.12%

* The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2022
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2022
	One Year Return	Three Year Return	Annualized Inception to Date*
Symmetry Panoramic Alternatives Fund, Class I	11.84%	5.99%	5.35%
HFRI Fund of Funds Conservative Index	0.70%	4.96%	N/A

* The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 5.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

SECTOR WEIGHTINGS† (UNAUDITED)

†	Percentages are based on total investments. Total investments do not include futures and swaps.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 64.0%
	Shares	Value
CANADA — 0.0%
Brookfield Asset Management, Cl A	230	$11,064

PERU — 0.0%
Southern Copper	1,684	79,266

PUERTO RICO — 0.1%
Popular	4,502	347,645

SWITZERLAND — 0.1%
TE Connectivity	1,704	215,062

UNITED KINGDOM — 0.1%
Linde	2,187	618,615

UNITED STATES — 63.7%
COMMUNICATION SERVICES — 3.3%
Activision Blizzard	3,284	257,761
Alphabet, Cl A *	43,620	4,720,556
Alphabet, Cl C *	27,880	3,043,102
AT&T	36,978	648,594
Cable One	252	286,020

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
DISH Network, Cl A *	2,940	$51,009
Electronic Arts	1,941	246,255
Fox, Cl A	3,472	118,673
Fox, Cl B	2,648	83,730
Interpublic Group	4,420	122,169
Liberty Broadband, Cl C *	1,573	159,974
Liberty Media -Liberty Formula One, Cl C *	2,990	190,403
Liberty Media -Liberty SiriusXM, Cl A *	1,491	61,936
Liberty Media -Liberty SiriusXM, Cl B *	2,176	89,999
Live Nation Entertainment *	1,417	128,040
Lumen Technologies	25,003	249,030
Match Group *	1,161	65,631
Meta Platforms, Cl A *	14,958	2,437,107
News, Cl A	5,717	96,732
News, Cl B	2,934	50,582
Omnicom Group	3,901	260,977
Paramount Global, Cl B	4,906	114,751
ROBLOX, Cl A *	977	38,211
Sirius XM Holdings	11,567	70,443
Take-Two Interactive Software *	966	118,393
T-Mobile US *	3,776	543,593
Twitter *	4,036	156,395
Verizon Communications	43,303	1,810,498
Walt Disney *	6,849	767,636
Warner Bros Discovery *	15,823	209,497
		17,197,697

CONSUMER DISCRETIONARY — 6.2%
Advance Auto Parts	894	150,764
Amazon.com *	39,200	4,969,384
Aptiv *	1,406	131,363
Aramark	3,598	128,485
AutoNation *	7,727	962,784
AutoZone *	436	923,976
Bath & Body Works	3,762	140,435
Best Buy	5,622	397,419
Booking Holdings *	164	307,633
BorgWarner	3,607	135,984
Brunswick	491	36,683
Caesars Entertainment *	1,927	83,092

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
CarMax *	2,063	$182,452
Carvana, Cl A *	134	4,421
Chipotle Mexican Grill, Cl A *	180	287,424
Choice Hotels International	751	86,147
Darden Restaurants	1,419	175,544
Deckers Outdoor *	227	72,996
Dick's Sporting Goods	5,516	586,737
Dollar General	5,285	1,254,765
Dollar Tree *	3,120	423,322
Domino's Pizza	573	213,076
DR Horton	12,623	898,126
eBay	6,332	279,431
Etsy *	692	73,082
Expedia Group *	668	68,570
Floor & Decor Holdings, Cl A *	2,416	196,566
Ford Motor	32,143	489,859
Garmin	4,843	428,557
General Motors	11,955	456,800
Gentex	8,426	229,946
Genuine Parts	1,331	207,649
Hasbro	2,120	167,098
Hilton Worldwide Holdings	1,877	239,055
Home Depot	5,159	1,487,959
Hyatt Hotels, Cl A *	425	38,088
Las Vegas Sands *	3,090	116,277
Lear	951	131,847
Lennar, Cl A	4,547	352,165
Lennar, Cl B	300	18,504
Lithia Motors, Cl A	125	33,180
LKQ	12,623	671,796
Lowe's	5,910	1,147,367
Lululemon Athletica *	1,350	404,946
Marriott International, Cl A	1,649	253,517
Mattel *	2,055	45,457
McDonald's	3,125	788,375
Mohawk Industries *	762	84,094
Newell Brands	9,043	161,417
NIKE, Cl B	7,708	820,517
NVR *	44	182,163
O'Reilly Automotive *	798	556,302
Penske Automotive Group	7,201	849,070

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Polaris	719	$81,441
Pool	1,487	504,375
PulteGroup	11,215	456,002
Ross Stores	2,042	176,163
Service International	2,804	173,035
Starbucks	5,137	431,868
Tapestry	2,045	71,023
Target	9,869	1,582,396
Tesla *	7,947	2,190,273
TJX	8,117	506,095
Tractor Supply	3,585	663,763
Ulta Beauty *	980	411,473
Vail Resorts	505	113,463
Whirlpool	1,387	217,204
Williams-Sonoma	6,158	916,002
Wynn Resorts *	834	50,532
Yum! Brands	2,040	226,930
		32,304,704

CONSUMER STAPLES — 5.0%
Albertsons, Cl A	9,382	258,099
Altria Group	20,732	935,428
Archer-Daniels-Midland	4,946	434,704
BJ's Wholesale Club Holdings *	2,157	160,675
Brown-Forman, Cl A	359	25,335
Brown-Forman, Cl B	1,246	90,584
Bunge	3,658	362,764
Campbell Soup	4,409	222,125
Casey's General Stores	559	119,497
Celsius Holdings *	347	35,911
Church & Dwight	14,098	1,180,144
Clorox	280	40,415
Coca-Cola	58,055	3,582,574
Colgate-Palmolive	4,095	320,270
Conagra Brands	2,821	96,986
Constellation Brands, Cl A	769	189,212
Costco Wholesale	2,411	1,258,783
Darling Ingredients *	2,067	157,216
Estee Lauder, Cl A	2,398	610,003
General Mills	16,665	1,279,872

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Hershey	1,710	$384,186
Hormel Foods	3,234	162,605
J M Smucker	1,221	170,928
Kellogg	25,341	1,843,304
Keurig Dr Pepper	3,589	136,813
Kimberly-Clark	8,307	1,059,309
Kraft Heinz	6,306	235,844
Kroger	14,468	693,596
Lamb Weston Holdings	2,277	181,090
McCormick	2,266	190,518
Molson Coors Beverage, Cl B	737	38,081
Mondelez International, Cl A	4,741	293,278
Monster Beverage *	2,083	185,033
PepsiCo	11,221	1,933,042
Philip Morris International	24,209	2,311,717
Procter & Gamble	13,495	1,861,500
Sysco	3,290	270,504
Tyson Foods, Cl A	10,455	788,098
Walgreens Boots Alliance	8,151	285,774
Walmart	13,631	1,806,789
		26,192,606

ENERGY — 6.1%
Antero Resources *	3,433	137,595
APA	12,477	487,975
Baker Hughes, Cl A	9,283	234,489
Cheniere Energy	2,027	324,685
Chesapeake Energy	9,923	997,162
Chevron	30,778	4,864,771
ConocoPhillips	25,809	2,824,795
Continental Resources	13,224	923,432
Coterra Energy	25,334	783,074
Devon Energy	30,992	2,188,655
Diamondback Energy	5,824	776,223
DT Midstream	650	35,886
EOG Resources	10,721	1,300,457
EQT	2,836	135,561
Exxon Mobil	66,931	6,397,934
Halliburton	11,488	346,133
Hess	4,410	532,640

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Kinder Morgan	19,697	$360,849
Marathon Oil	74,635	1,909,910
Marathon Petroleum	8,069	812,952
Occidental Petroleum	26,848	1,906,208
ONEOK	6,358	389,300
Ovintiv	2,815	149,589
Phillips 66	3,800	339,948
Pioneer Natural Resources	3,707	938,687
Schlumberger	12,157	463,790
Targa Resources	3,556	242,626
Texas Pacific Land	64	117,789
Valero Energy	4,179	489,444
Williams	10,560	359,357
		31,771,916

FINANCIALS — 7.1%
Aflac	6,002	356,639
Alleghany *	71	59,724
Allstate	5,636	679,138
Ally Financial	5,697	189,140
American Express	4,955	753,160
American Financial Group	1,501	191,648
American International Group	4,577	236,860
Ameriprise Financial	4,343	1,163,967
Aon, Cl A	2,737	764,335
Apollo Global Management	2,331	129,557
Arch Capital Group *	4,148	189,647
Ares Management, Cl A	1,108	82,147
Arthur J Gallagher	1,666	302,496
Assurant	1,928	305,569
Assured Guaranty	9,721	496,451
Bank of America	34,239	1,150,773
Bank of New York Mellon	6,027	250,301
Bank OZK	3,480	141,044
Berkshire Hathaway, Cl B *	8,577	2,408,422
BlackRock, Cl A	881	587,090
Blackstone, Cl A	3,114	292,529
Brown & Brown	4,375	275,800
Capital One Financial	3,001	317,566
Cboe Global Markets	1,155	136,255

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Charles Schwab	6,282	$445,708
Chubb	3,748	708,559
Cincinnati Financial	1,700	164,832
Citigroup	9,203	449,198
Citizens Financial Group	4,500	165,060
CME Group, Cl A	1,526	298,501
CNA Financial	896	34,460
Comerica	11,111	892,213
Commerce Bancshares	2,527	173,782
Cullen	300	38,988
Discover Financial Services	4,201	422,159
East West Bancorp	16,434	1,186,042
Equitable Holdings	8,532	253,827
Erie Indemnity, Cl A	557	119,716
Everest Re Group	587	157,932
FactSet Research Systems	625	270,837
Fidelity National Financial	10,150	396,865
Fifth Third Bancorp	6,198	211,662
First American Financial	1,494	79,929
First Citizens BancShares, Cl A	239	194,058
First Horizon	2,717	61,459
First Republic Bank	1,491	226,378
Franklin Resources	3,098	80,765
Globe Life	1,266	123,043
Goldman Sachs Group	1,605	533,935
Hanover Insurance Group	746	96,525
Hartford Financial Services Group	3,671	236,082
Huntington Bancshares	13,524	181,222
Interactive Brokers Group, Cl A	500	30,795
Intercontinental Exchange	1,852	186,774
Jefferies Financial Group	1,907	61,196
JPMorgan Chase	19,994	2,273,918
KeyCorp	10,707	189,407
KKR	2,812	142,175
Lincoln National	213	9,811
Loews	2,777	153,596
LPL Financial Holdings	893	197,648
M&T Bank	1,264	229,770
Markel *	120	143,293
Marsh & McLennan	3,198	516,061
MetLife	9,397	604,509

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Moody's	923	$262,612
Morgan Stanley	22,346	1,904,326
Morningstar	512	116,731
MSCI, Cl A	498	223,721
Nasdaq	8,031	478,085
Northern Trust	2,133	202,827
PNC Financial Services Group	1,806	285,348
Principal Financial Group	2,833	211,795
Progressive	6,618	811,698
Prudential Financial	3,417	327,178
Raymond James Financial	2,739	285,869
Regions Financial	54,159	1,173,625
Robinhood Markets, Cl A *	7,751	74,022
S&P Global	1,645	579,336
SEI Investments	2,552	139,594
Signature Bank NY	937	163,375
State Street	3,066	209,561
SVB Financial Group *	1,699	690,677
Synchrony Financial	5,791	189,655
T Rowe Price Group	2,853	342,360
Tradeweb Markets, Cl A	940	65,415
Travelers	3,616	584,490
Truist Financial	5,733	268,534
US Bancorp	7,900	360,319
Webster Financial	2,566	120,730
Wells Fargo	18,155	793,555
Western Alliance Bancorp	15,311	1,174,660
Willis Towers Watson	967	200,005
WR Berkley	8,746	566,741
Zions Bancorp	2,333	128,385
		37,338,177

HEALTH CARE — 9.6%
Abbott Laboratories	7,399	759,507
AbbVie	27,368	3,679,901
ABIOMED *	362	93,859
Agilent Technologies	2,087	267,658
Alnylam Pharmaceuticals *	673	139,089
AmerisourceBergen, Cl A	2,566	376,073
Amgen	6,068	1,458,140

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Avantor *	4,274	$106,465
Becton Dickinson	973	245,605
Biogen *	1,555	303,816
BioMarin Pharmaceutical *	1,333	118,904
Bio-Rad Laboratories, Cl A *	711	344,863
Bio-Techne	521	172,873
Boston Scientific *	4,427	178,452
Bristol-Myers Squibb	15,074	1,016,138
Bruker	3,769	211,064
Cardinal Health	4,539	320,998
Catalent *	1,113	97,944
Centene *	3,902	350,166
Charles River Laboratories International *	789	161,942
Cigna	2,708	767,583
Cooper	384	110,377
CVS Health	11,311	1,110,175
Danaher	5,558	1,500,160
DaVita *	2,294	195,655
DexCom *	1,310	107,695
Edwards Lifesciences *	3,582	322,738
Elevance Health	3,147	1,526,641
Eli Lilly	11,239	3,385,524
Enovis *	895	45,332
Gilead Sciences	10,332	655,772
HCA Healthcare	4,997	988,756
Henry Schein *	2,209	162,163
Hologic *	3,662	247,405
Horizon Therapeutics *	9,608	568,890
Humana	1,491	718,334
IDEXX Laboratories *	883	306,948
Incyte *	1,459	102,757
Insulet *	201	51,350
Intuitive Surgical *	816	167,884
IQVIA Holdings *	1,118	237,754
Jazz Pharmaceuticals *	876	135,973
Johnson & Johnson	17,326	2,795,377
Laboratory Corp of America Holdings	1,179	265,593
McKesson	7,017	2,575,239
Medtronic	5,926	521,014
Merck	46,060	3,931,682
Mettler-Toledo International *	275	333,427

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Moderna *	4,091	$541,117
Molina Healthcare *	2,627	886,271
Neurocrine Biosciences *	980	102,537
Novocure *	472	38,765
Organon	1,389	39,628
PerkinElmer	1,253	169,230
Pfizer	62,084	2,808,059
Quest Diagnostics	3,134	392,721
Regeneron Pharmaceuticals *	627	364,325
Repligen *	508	111,440
ResMed	2,170	477,226
Royalty Pharma, Cl A	2,289	95,703
Seagen *	699	107,849
STERIS	934	188,089
Stryker	1,096	224,899
Thermo Fisher Scientific	2,307	1,258,053
United Therapeutics *	2,503	567,230
UnitedHealth Group	9,866	5,123,710
Universal Health Services, Cl B	1,352	132,280
Veeva Systems, Cl A *	939	187,162
Vertex Pharmaceuticals *	1,412	397,845
Waters *	629	187,819
West Pharmaceutical Services	1,832	543,536
Zimmer Biomet Holdings	1,802	191,589
Zoetis, Cl A	4,865	761,518
		50,140,256

INDUSTRIALS — 7.4%
3M	4,882	607,077
A O Smith	2,094	118,206
Advanced Drainage Systems	211	28,633
AECOM	3,086	225,741
AGCO	3,452	375,267
Air Lease, Cl A	1,766	64,212
Allegion	1,516	144,172
AMERCO *	274	144,034
American Airlines Group *	10,957	142,331
AMETEK	2,718	326,595
Armstrong World Industries	1,486	124,809
Avis Budget Group *	542	90,720

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Boeing *	2,431	$389,568
Booz Allen Hamilton Holding, Cl A	6,481	620,232
Builders FirstSource *	16,462	964,838
Carlisle	1,424	421,020
Carrier Global	8,783	343,591
Caterpillar	4,256	786,126
CH Robinson Worldwide	546	62,326
Cintas	1,824	742,076
Copart *	4,309	515,572
CoStar Group *	2,280	158,779
CSX	18,285	578,720
Cummins	4,666	1,004,916
Deere	2,423	885,001
Delta Air Lines *	6,402	198,910
Dover	5,664	707,773
Eaton	7,093	969,188
Emerson Electric	9,100	743,834
Equifax	822	155,152
Esab	895	36,776
Expeditors International of Washington	3,414	351,266
Fastenal	14,853	747,551
FedEx	1,232	259,718
Fortive	2,477	156,868
Generac Holdings *	745	164,205
General Dynamics	1,499	343,166
General Electric	5,339	392,096
Graco	2,579	164,643
HEICO	933	142,096
HEICO, Cl A	711	87,154
Honeywell International	3,508	664,240
Howmet Aerospace	8,692	307,958
Hubbell, Cl B	2,808	579,290
Huntington Ingalls Industries	492	113,288
IDEX	1,364	274,450
Illinois Tool Works	1,870	364,332
Ingersoll Rand	8,696	411,930
ITT	3,419	247,980
Jacobs Solutions	4,060	505,795
JB Hunt Transport Services	2,083	362,484
Johnson Controls International	6,565	355,429
Knight-Swift Transportation Holdings, Cl A	943	47,631

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
L3Harris Technologies	1,401	$319,694
Landstar System	1,983	290,767
Leidos Holdings	1,976	187,819
Lennox International	518	124,382
Lockheed Martin	5,401	2,269,014
Masco	6,042	307,357
Middleby *	240	34,517
Nordson	1,091	247,842
Norfolk Southern	2,433	591,535
Northrop Grumman	951	454,568
Old Dominion Freight Line	3,488	946,678
Otis Worldwide	2,931	211,677
Owens Corning	4,149	339,098
PACCAR	3,854	337,264
Parker-Hannifin	3,277	868,405
Pentair	2,567	114,232
Plug Power *	2,429	68,109
Quanta Services	6,611	934,134
Raytheon Technologies	6,888	618,198
Regal Beloit	3,694	508,257
Republic Services, Cl A	2,432	347,095
Robert Half International	3,102	238,761
Rockwell Automation	1,009	239,072
Rollins	3,031	102,327
Snap-on	1,903	414,588
Southwest Airlines *	6,046	221,888
Stanley Black & Decker	1,173	103,341
Textron	2,354	146,843
Timken	1,532	96,501
Toro	1,660	137,664
Trane Technologies	5,971	919,952
TransDigm Group *	367	220,343
TransUnion	2,364	174,629
Uber Technologies *	1,759	50,589
Union Pacific	5,383	1,208,537
United Airlines Holdings *	3,592	125,756
United Parcel Service, Cl B	4,807	935,010
United Rentals *	4,229	1,235,037
Verisk Analytics, Cl A	2,096	392,287
Wabtec	1,985	173,985
Waste Management	2,552	431,365

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Watsco	933	$253,804
WillScot Mobile Mini Holdings *	2,899	116,366
WW Grainger	1,402	778,026
XPO Logistics *	2,390	125,284
Xylem	3,101	282,501
		38,964,863

INFORMATION TECHNOLOGY — 13.9%
Accenture, Cl A	6,813	1,965,278
Advanced Micro Devices *	6,860	582,208
Akamai Technologies *	2,595	234,277
Amdocs	2,590	221,367
Amphenol, Cl A	5,770	424,268
Analog Devices	2,288	346,701
ANSYS *	1,182	293,491
Apple	120,374	18,925,200
Applied Materials	16,635	1,564,854
Arista Networks *	2,648	317,442
Arrow Electronics *	2,061	216,013
Aspen Technology *	407	85,714
Atlassian, Cl A *	245	60,677
Autodesk *	948	191,250
Automatic Data Processing	2,924	714,655
Black Knight *	530	35,065
Broadcom	3,217	1,605,637
Broadridge Financial Solutions	2,917	499,303
Cadence Design Systems *	3,559	618,447
CDW	4,332	739,472
Ceridian HCM Holding *	1,677	100,016
Ciena *	2,493	126,495
Cisco Systems	24,635	1,101,677
Cognizant Technology Solutions, Cl A	4,719	298,099
Corning	6,629	227,507
Crowdstrike Holdings, Cl A *	183	33,418
Datadog, Cl A *	214	22,459
Dell Technologies, Cl C	4,547	174,105
Dropbox, Cl A *	4,271	91,357
Dynatrace *	2,582	98,581
Enphase Energy *	893	255,791
Entegris	7,693	729,912

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
EPAM Systems *	1,035	$441,427
F5 *	554	87,011
Fair Isaac *	607	272,786
Fidelity National Information Services	2,170	198,273
First Solar *	1,335	170,279
Fiserv *	2,422	245,082
FleetCor Technologies *	1,056	224,432
Flex *	3,296	58,702
Fortinet *	11,750	572,108
Gartner *	1,553	443,102
Genpact	1,489	69,953
Global Payments	460	57,146
Globant *	400	84,308
GoDaddy, Cl A *	974	73,849
Hewlett Packard Enterprise	13,622	185,259
HP	15,450	443,570
HubSpot *	117	39,434
International Business Machines	10,660	1,369,277
Intuit	1,571	678,326
Jabil	2,317	139,715
Jack Henry & Associates	1,186	227,949
Juniper Networks	1,789	50,843
Keysight Technologies *	5,333	874,025
KLA	3,706	1,275,346
Lam Research	3,249	1,422,770
Manhattan Associates *	1,125	158,918
Marvell Technology	4,925	230,589
Mastercard, Cl A	5,094	1,652,341
Microchip Technology	3,340	217,935
Micron Technology	6,875	388,644
Microsoft	47,747	12,484,408
MongoDB, Cl A *	114	36,806
Monolithic Power Systems	476	215,714
Motorola Solutions	1,813	441,302
NetApp	1,536	110,792
NortonLifeLock	10,521	237,669
NVIDIA	15,338	2,315,118
NXP Semiconductors	1,309	215,435
ON Semiconductor *	6,356	437,102
Oracle	7,636	566,210
Palantir Technologies, Cl A *	6,790	52,419

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Palo Alto Networks *	186	$103,567
Paychex	2,969	366,196
Paycom Software *	690	242,328
Paylocity Holding *	364	87,724
PTC *	1,123	129,021
QUALCOMM	10,916	1,443,859
Roper Technologies	445	179,148
Seagate Technology Holdings	4,495	300,985
ServiceNow *	478	207,748
Snowflake, Cl A *	322	58,266
SolarEdge Technologies *	411	113,424
SS&C Technologies Holdings	2,241	124,958
Synopsys *	2,506	867,126
TD SYNNEX	3,864	372,026
Teledyne Technologies *	1,397	514,599
Teradyne	8,658	732,813
Texas Instruments	7,238	1,195,790
Trade Desk, Cl A *	810	50,787
Trimble *	2,367	149,713
Tyler Technologies *	233	86,562
Ubiquiti	1,157	359,121
VeriSign *	777	141,585
Visa, Cl A	9,141	1,816,408
VMware, Cl A *	814	94,448
Western Digital *	3,634	153,573
Wolfspeed *	1,341	152,163
Zebra Technologies, Cl A *	1,254	378,257
Zendesk *	446	34,239
Zscaler *	722	114,971
		72,938,515

MATERIALS — 2.6%
Air Products & Chemicals	140	35,343
Albemarle	3,508	940,004
Alcoa	12,351	611,127
Amcor	13,649	163,924
AptarGroup	607	62,406
Avery Dennison	1,415	259,822
Ball	2,024	112,959
Berry Global Group *	600	32,598

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Celanese, Cl A	1,553	$172,166
CF Industries Holdings	8,382	867,202
Chemours	10,730	361,923
Cleveland-Cliffs *	12,368	213,595
Corteva	6,938	426,201
Crown Holdings	7,956	720,734
Dow	10,340	527,340
DuPont de Nemours	3,291	183,111
Eastman Chemical	4,980	453,180
Ecolab	1,007	164,977
Element Solutions	4,689	87,544
FMC	1,130	122,130
Freeport-McMoRan	16,365	484,404
Graphic Packaging Holding	5,617	125,091
International Flavors & Fragrances	2,108	232,892
International Paper	5,853	243,602
LyondellBasell Industries, Cl A	6,571	545,393
Martin Marietta Materials	531	184,634
Mosaic	6,865	369,818
Newmont	2,236	92,481
Nucor	7,375	980,432
Olin	9,158	500,576
Packaging Corp of America	3,028	414,594
PPG Industries	2,282	289,768
Reliance Steel & Aluminum	3,588	674,472
RPM International	3,968	369,659
Sealed Air	854	45,954
Sherwin-Williams	2,387	554,023
Steel Dynamics	8,184	660,612
Valvoline	3,495	101,600
Vulcan Materials	1,187	197,624
Westlake	1,500	147,945
Westrock	4,381	177,825
		13,911,685

REAL ESTATE — 0.1%
CBRE Group, Cl A *	6,825	538,902
Jones Lang LaSalle *	313	54,149
Life Storage ‡	589	74,950

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
REAL ESTATE — continued
Welltower ‡	811	$62,163
		730,164

UTILITIES — 2.4%
AES	5,821	148,144
Alliant Energy	1,852	113,046
Ameren	5,849	541,734
American Electric Power	2,485	248,997
American Water Works	1,226	182,000
Atmos Energy	1,670	189,345
Avangrid	659	32,555
CenterPoint Energy	5,209	164,240
CMS Energy	1,938	130,893
Consolidated Edison	30,761	3,006,580
Constellation Energy	2,197	179,253
Dominion Energy	3,249	265,768
DTE Energy	6,978	909,513
Duke Energy	2,844	304,052
Edison International	1,730	117,242
Entergy	1,355	156,232
Essential Utilities	3,319	163,129
Evergy	1,983	135,895
Eversource Energy	2,319	207,991
Exelon	6,592	289,455
FirstEnergy	3,669	145,109
IDACORP	2,260	246,882
National Fuel Gas	3,472	247,449
NextEra Energy	10,148	863,189
NiSource	5,185	153,009
NRG Energy	5,389	222,458
OGE Energy	1,561	63,283
PG&E *	11,383	140,352
Pinnacle West Capital	1,393	104,963
PPL	5,203	151,303
Public Service Enterprise Group	3,423	220,304
Sempra Energy	1,958	323,011
Southern	4,088	315,062
UGI	1,967	77,697
Vistra	9,173	227,032
WEC Energy Group	13,250	1,366,605

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Xcel Energy	1,933	$143,525
		12,497,297

		333,987,880
Total Common Stock
(Cost $257,730,275)		335,259,532
REGISTERED INVESTMENT COMPANIES — 34.7%

EQUITY FUNDS — 34.7%
AQR Large Cap Defensive Style Fund, Cl R6	558,527	15,041,134
DFA Real Estate Securities Portfolio, Cl I	672,564	28,698,289
DFA US Small Cap Portfolio, Cl I	509,118	20,598,917
DFA US Small Cap Value Portfolio, Cl I	298,474	12,126,990
DFA US Targeted Value Portfolio, Cl I	1,376,021	38,583,618
iShares MSCI USA Min Vol Factor ETF	531,376	37,982,756
Vanguard Small Cap Value ETF	25,295	4,047,706
Vanguard U.S. Quality Factor ETF	68,307	7,133,095
Vanguard U.S. Value Factor ETF	183,402	17,918,375
Total Registered Investment Companies
(Cost $130,834,416)		182,130,880
SHORT-TERM INVESTMENT — 1.3%

DWS Government Money Market Series, Institutional Shares, 2.260% (A)
(Cost $6,707,440)	6,707,440	6,707,440

Total Investments — 100.0%
(Cost $395,272,131)		$524,097,852

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

A list of open total return swap agreements held by the Fund at August 31, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	03/10/2023	USD	4,881,911	$(333,679)	$(333,679)

A list of open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
S&P 500 Index E-MINI	8	Sep-2022	$1,650,022	$1,582,600	$(67,422)

Percentages are based on Net Assets of $524,022,834.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2022.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
S&P— Standard & Poor's
SOFR — Secured Overnight Financing Rate
SPUSX — Symmetry Panoramic US Equity Fund
USD — U.S. Dollar
VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2022

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$335,259,532	$–	$–	$335,259,532
Registered Investment Companies	182,130,880	–	–	182,130,880
Short-Term Investment	6,707,440	–	–	6,707,440
Total Investments in Securities	$524,097,852	$–	$–	$524,097,852

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract^
Unrealized Depreciation	$(67,422)	$–	$–	$(67,422)
Total Return Swap^
Unrealized Depreciation	–	(333,679)	–	(333,679)
Total Other Financial Instruments	$(67,422)	$(333,679)	$–	$(401,101)

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

SECTOR WEIGHTINGS† (UNAUDITED)

† Percentages are based on total investments. Total investments do not include futures and swaps.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 67.9%
	Shares	Value
EQUITY FUNDS — 67.9%
AQR International Defensive Style Fund, Cl R6	678,066	$8,469,039
Avantis Emerging Markets Equity ETF	284,000	14,645,880
Avantis International Equity ETF	91,878	4,653,621
Avantis International Small Cap Value ETF	114,505	6,089,376
DFA Emerging Markets Portfolio, Cl I	1,064,547	28,231,778
DFA Emerging Markets Small Cap Portfolio, Cl I	601,759	12,799,417
DFA Emerging Markets Targeted Value Portfolio, Cl I	269,560	2,800,733
DFA International High Relative Profitability Portfolio, Cl I	1,326,983	14,158,913
DFA International Real Estate Securities, Cl I	2,317,281	8,782,496
DFA International Small Cap Growth Portfolio, Cl I	141,917	1,918,721
DFA International Small Cap Value Portfolio, Cl I	746,592	13,304,271
DFA International Value Portfolio, Cl I	843,851	14,176,703
DFA Large Cap International Portfolio, Cl I	1,212,619	26,798,890
Dimensional Emerging Markets High Profitability	17,922	410,586
iShares MSCI EAFE Min Vol Factor ETF	147,848	9,172,490
iShares MSCI Emerging Markets Min Vol Factor ETF	199,745	10,938,036

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Schwab International Small Cap Equity ETF	74,825	$2,352,498
Total Registered Investment Companies
(Cost $166,966,918)		179,703,448
COMMON STOCK — 28.6%

AUSTRALIA — 1.1%
BlueScope Steel	2,357	26,445
Coles Group	9,757	116,784
Commonwealth Bank of Australia	18,955	1,252,593
CSL	288	57,605
Fortescue Metals Group	30,993	385,169
Glencore	54,740	299,293
Goodman Group ‡	1,325	17,620
Macquarie Group	1,553	185,822
Mineral Resources	767	32,680
REA Group	1,089	93,914
Rio Tinto	1,396	77,073
Sonic Healthcare	4,916	113,683
Wesfarmers	1,889	60,427
Woodside Energy Group	8,781	203,970
Woolworths Group	4,135	101,940
		3,025,018

BELGIUM — 0.0%
Elia Group	483	70,166

BRAZIL — 0.7%
Banco do Brasil	38,700	310,722
BB Seguridade Participacoes	69,800	381,576
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	9,379	87,787
CPFL Energia	28,000	189,613
Engie Brasil Energia	14,300	111,901
Petro Rio *	11,100	58,355
Telefonica Brasil	28,500	230,251
Vale ADR, Cl B	16,032	199,117
WEG	8,000	43,518
Wheaton Precious Metals	1,709	52,167
Yara International	1,419	60,020
		1,725,027

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
CANADA — 3.0%
Agnico Eagle Mines	400	$16,495
Alimentation Couche-Tard	1,961	84,272
Bank of Montreal	5,263	485,886
BCE	527	25,432
Canadian Imperial Bank of Commerce	7,776	367,737
Canadian National Railway	132	15,698
Canadian Natural Resources	16,979	930,817
Canadian Pacific Railway	5,030	376,556
Canadian Tire, Cl A	1,592	187,243
Cenovus Energy	32,912	617,468
CGI, Cl A *	292	23,122
Constellation Software	28	42,149
Dollarama	803	48,901
Empire	1,696	48,310
Fairfax Financial Holdings	451	224,835
George Weston	1,015	116,041
Hydro One	1,413	38,258
Imperial Oil	9,043	443,836
Intact Financial	1,902	275,521
Loblaw	5,025	444,095
Magna International	471	27,209
National Bank of Canada	6,172	408,334
Nutrien	1,653	151,751
Open Text	420	13,230
Ritchie Bros Auctioneers	1,530	105,988
Royal Bank of Canada	7,548	701,898
Sun Life Financial	5,631	248,075
Suncor Energy	3,334	107,863
Teck Resources, Cl B	5,682	192,435
Toromont Industries	430	33,284
Toronto-Dominion Bank	4,037	259,707
Tourmaline Oil	6,979	412,624
West Fraser Timber	3,909	349,722
WSP Global	1,891	225,348
		8,050,140

CHILE — 0.0%
Antofagasta	7,299	92,871

CHINA — 3.7%
Agricultural Bank of China, Cl A	35,800	14,785

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Agricultural Bank of China, Cl H	1,648,000	$538,503
Airtac International Group	1,046	28,047
Anhui Conch Cement, Cl A	4,300	19,854
Bank of Beijing, Cl A	31,100	18,603
Bank of China, Cl A	32,800	14,447
Bank of Communications, Cl A	25,400	16,849
Bank of Communications, Cl H	553,000	315,082
Bank of Ningbo, Cl A	6,868	29,584
Bank of Shanghai, Cl A	15,700	13,435
Baoshan Iron & Steel, Cl A	58,500	45,102
BOE Technology Group, Cl A	66,100	35,358
Bosideng International Holdings	52,000	29,198
BYD, Cl A	1,100	45,592
BYD, Cl H	17,000	523,861
BYD Electronic International	14,000	36,990
China CITIC Bank, Cl H	381,000	163,339
China Coal Energy, Cl H	304,000	270,337
China Construction Bank, Cl H	764,000	472,292
China Everbright Bank, Cl A	35,600	14,793
China Hongqiao Group	119,000	115,390
China Longyuan Power Group, Cl H	127,000	205,126
China Merchants Bank, Cl A	7,100	35,930
China Merchants Bank, Cl H	54,500	278,719
China Merchants Port Holdings	28,000	42,036
China Merchants Securities, Cl A	9,800	18,786
China Merchants Shekou Industrial Zone Holdings, Cl A	16,600	35,097
China Minsheng Banking, Cl A	28,800	15,021
China National Building Material, Cl H	62,000	58,545
China Overseas Land & Investment	80,500	216,341
China Pacific Insurance Group, Cl A	7,600	23,021
China Petroleum & Chemical, Cl A	93,900	58,141
China Petroleum & Chemical, Cl H	638,000	300,017
China Resources Beer Holdings	2,000	13,942
China Resources Land	26,000	106,450
China Resources Power Holdings	62,000	123,277
China Shenhua Energy, Cl H	191,500	600,596
China State Construction Engineering, Cl A	42,200	31,402
China State Construction International Holdings	52,000	60,042
China Tourism Group Duty Free, Cl A	1,900	53,682
China Vanke, Cl A	7,800	18,788
China Yangtze Power, Cl A	31,100	107,921

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
CHINA — continued
CITIC	135,000	$139,169
CITIC Securities, Cl A	12,650	35,656
COSCO SHIPPING Holdings, Cl H	159,700	238,410
ENN Energy Holdings	1,600	23,244
Foshan Haitian Flavouring & Food, Cl A	3,260	38,005
Great Wall Motor, Cl H	82,500	123,777
Greentown China Holdings	46,000	86,792
Guotai Junan Securities, Cl A	17,100	36,552
Haier Smart Home, Cl A	10,242	38,241
Haitong Securities, Cl A	21,000	28,772
Huatai Securities, Cl A	12,200	23,159
Huaxia Bank, Cl A	24,900	18,532
Industrial & Commercial Bank of China, Cl A	19,500	12,374
Industrial & Commercial Bank of China, Cl H	1,363,000	692,463
Industrial Bank, Cl A	7,500	18,537
Inner Mongolia Yili Industrial Group, Cl A	7,400	38,295
Jiangsu Hengrui Medicine, Cl A	5,904	29,589
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	28,521
Kweichow Moutai, Cl A	500	139,265
Li Ning	58,000	528,282
Longfor Group Holdings	9,500	30,835
Luxshare Precision Industry, Cl A	10,769	58,303
Luzhou Laojiao, Cl A	1,900	64,352
Midea Group, Cl A	2,800	21,483
NARI Technology, Cl A	10,224	40,499
New China Life Insurance, Cl A	3,200	13,325
People's Insurance Group of China, Cl H	234,000	72,321
PetroChina, Cl A	60,600	47,044
PetroChina, Cl H	1,006,000	467,808
PICC Property & Casualty, Cl H	258,000	279,061
Ping An Bank, Cl A	9,600	17,679
Ping An Insurance Group of China, Cl A	4,400	27,858
Poly Developments and Holdings Group, Cl A	15,100	37,805
Postal Savings Bank of China, Cl H	405,000	241,774
SAIC Motor, Cl A	9,100	20,328
Sany Heavy Industry, Cl A	13,100	29,802
Shanghai Pudong Development Bank, Cl A	12,100	12,734
Shenwan Hongyuan Group, Cl A	35,300	21,332
Tingyi Cayman Islands Holding	12,000	21,309
Tsingtao Brewery, Cl H	10,000	97,110
Wuliangye Yibin, Cl A	1,500	36,218
Yankuang Energy Group, Cl H	98,000	387,924

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Zhongsheng Group Holdings	29,000	$137,123
		9,665,983

DENMARK — 0.5%
AP Moller - Maersk, Cl B	91	218,323
Danske Bank *	7,431	99,225
DSV Panalpina	1,311	193,724
Novo Nordisk, Cl B	4,693	501,747
Orsted	161	15,714
Pandora	2,634	158,242
Vestas Wind Systems	2,465	61,677
		1,248,652

FINLAND — 0.4%
Elisa	6,364	340,337
Neste	972	47,956
Nokia	10,484	52,833
Nordea Bank Abp	38,019	352,507
Stora Enso, Cl R	10,404	154,874
UPM-Kymmene	1,778	60,406
		1,008,913

FRANCE — 1.0%
Air Liquide	1,166	146,115
Arkema	217	18,320
Capgemini	162	27,990
Cie de Saint-Gobain	316	12,728
Dassault Systemes	1,885	72,692
EssilorLuxottica	971	144,619
Hermes International	135	172,904
Kering	58	29,102
L'Oreal	162	55,638
LVMH Moet Hennessy Louis Vuitton	119	76,787
Orange	141,361	1,431,623
Sartorius Stedim Biotech	542	198,244
Teleperformance	348	99,113
TotalEnergies	5,786	292,945
		2,778,820

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
GERMANY — 0.3%
Brenntag	1,896	$124,316
Carl Zeiss Meditec	1,014	126,202
Deutsche Boerse	408	68,983
Deutsche Post	1,233	45,004
GEA Group	2,509	87,280
Hannover Rueck	1,042	153,577
Merck KGaA	608	104,443
Puma	399	24,388
Siemens Energy	2,099	30,875
Volkswagen	132	24,416
		789,484

HONG KONG — 0.1%
Orient Overseas International	6,000	167,250
Techtronic Industries	6,000	70,765
Wharf Real Estate Investment	5,000	22,751
		260,766

HUNGARY — 0.1%
MOL Hungarian Oil & Gas	22,647	156,046

INDONESIA — 1.1%
Adaro Energy Indonesia	1,740,600	414,954
Astra International	58,900	27,637
Bank Central Asia	706,900	390,366
Bank Mandiri Persero	585,500	348,422
Bank Negara Indonesia Persero	368,200	211,187
Bank Rakyat Indonesia Persero	778,400	227,315
Indah Kiat Pulp & Paper	65,200	36,522
Indofood Sukses Makmur	412,100	172,882
Merdeka Copper Gold *	41,300	11,877
Sumber Alfaria Trijaya	867,100	127,257
Telkom Indonesia Persero	1,026,300	314,285
United Tractors	190,000	432,643
Vale Indonesia *	173,400	71,072
		2,786,419

ITALY — 0.1%
Ferrari	455	88,570

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Prysmian	4,988	$153,047
		241,617

JAPAN — 5.9%
Advantest	3,200	181,233
Ajinomoto	6,000	165,839
Bandai Namco Holdings	2,700	202,599
Bridgestone	1,900	72,911
Chiba Bank	34,200	184,743
Chugai Pharmaceutical	5,700	147,106
Concordia Financial Group	20,400	64,693
Daiichi Sankyo	5,700	171,295
Daikin Industries	1,200	209,481
Daito Trust Construction	500	49,189
Denso	1,500	81,871
Disco	300	72,843
ENEOS Holdings	116,900	441,757
Fuji Electric	600	25,921
FUJIFILM Holdings	3,700	187,837
Fujitsu	1,800	211,812
Hamamatsu Photonics	700	29,679
Hitachi	1,800	89,932
Hitachi Metals *	3,900	58,682
Honda Motor	9,100	242,263
Hoya	3,800	387,512
Idemitsu Kosan	600	15,820
Inpex	21,500	247,134
Isuzu Motors	2,600	32,291
ITOCHU	12,100	333,001
Japan Post Bank	46,800	341,146
Japan Post Holdings	38,700	266,983
Japan Post Insurance	28,900	442,679
Japan Tobacco	21,000	355,812
JFE Holdings	9,700	104,212
JSR	5,800	129,380
Kajima	2,800	29,463
KDDI	1,800	55,082
Kurita Water Industries	1,600	62,252
Marubeni	6,800	70,872
Medipal Holdings	2,300	31,468
Minebea Mitsumi	5,400	92,810
Mitsubishi	1,700	55,659

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Mitsubishi Estate	1,300	$17,507
Mitsubishi Gas Chemical	1,300	19,323
Mitsubishi HC Capital	16,600	80,448
Mitsubishi Heavy Industries	1,400	53,971
Mitsubishi UFJ Financial Group	19,600	101,605
Mitsui	6,000	140,815
Mitsui Fudosan	6,400	129,540
MS&AD Insurance Group Holdings	2,900	86,524
Murata Manufacturing	4,600	247,694
NGK Insulators	4,100	58,538
Nintendo	300	122,804
Nippon Sanso Holdings	2,500	45,468
Nippon Steel	9,800	154,802
Nippon Telegraph & Telephone	13,400	363,197
Nippon Yusen	8,600	655,958
Nissin Foods Holdings	3,400	243,258
Nitto Denko	1,700	104,776
Nomura Real Estate Holdings	7,500	184,259
Nomura Research Institute	7,800	209,928
Obayashi	5,500	38,041
Olympus	1,700	36,205
Omron	2,000	105,253
Ono Pharmaceutical	5,600	133,673
Oriental Land	200	29,818
ORIX	15,600	256,423
Osaka Gas	30,200	508,671
Otsuka Holdings	1,200	39,195
Panasonic Holdings	7,900	64,104
Recruit Holdings	1,800	57,223
Renesas Electronics *	9,400	89,004
Resona Holdings	65,400	240,754
Rinnai	800	61,267
Rohm	300	22,445
Sekisui Chemical	2,300	31,357
Sekisui House	3,300	56,115
Seven & i Holdings	5,400	214,518
SG Holdings	2,400	39,808
Shimadzu	600	17,524
Shimano	200	35,382
Shin-Etsu Chemical	2,900	336,785
Shionogi	600	29,295
SMC	100	47,443

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Softbank	12,100	$132,655
Sompo Holdings	1,100	47,164
Sony	4,500	357,765
Sumitomo Mitsui Financial Group	38,300	1,155,253
Sumitomo Mitsui Trust Holdings	3,100	96,420
Suntory Beverage & Food	8,900	325,087
Taisei	2,700	81,863
Takeda Pharmaceutical	5,500	152,020
TDK	3,300	115,375
Tokyo Electric Power Holdings *	6,600	25,776
Tokyo Electron	1,300	407,728
Tokyo Gas	28,000	525,314
Tosoh	1,200	15,516
Toyo Suisan Kaisha	2,400	98,447
Toyota Industries	400	22,357
Toyota Motor	29,400	439,973
Unicharm	600	20,851
Yakult Honsha	3,900	230,668
Z Holdings	12,400	36,454
		15,742,666

MALAYSIA — 0.5%
AMMB Holdings	107,800	100,195
CIMB Group Holdings	98,600	117,913
Hong Leong Bank	77,100	358,865
Hong Leong Financial Group	13,800	59,653
Malayan Banking	143,800	287,672
Petronas Gas	38,000	146,851
RHB Bank	173,500	221,695
Sime Darby Plantation	36,500	36,281
Telekom Malaysia	63,100	83,884
		1,413,009

MEXICO — 0.6%
America Movil ADR, Cl L	22,738	386,546
Arca Continental	28,200	190,870
Coca-Cola Femsa ADR	1,429	87,498
Gruma, Cl B	5,675	62,042
Grupo Aeroportuario del Pacifico, Cl B	3,200	45,732
Grupo Aeroportuario del Sureste ADR	334	70,631
Grupo Bimbo, Ser A	60,900	205,161

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Grupo Carso	32,200	$110,522
Grupo Financiero Inbursa, Cl O *	153,100	239,835
Grupo Mexico	24,500	92,301
Wal-Mart de Mexico	41,600	136,323
		1,627,461

NETHERLANDS — 0.8%
ASML Holding	1,776	866,897
Koninklijke Ahold Delhaize	24,830	682,997
Koninklijke DSM	888	113,234
NN Group	6,213	255,343
Wolters Kluwer	1,621	158,523
		2,076,994

NORWAY — 0.8%
Equinor	44,232	1,716,673
Gjensidige Forsikring	3,062	62,135
Norsk Hydro	45,417	312,065
		2,090,873

PERU — 0.1%
Southern Copper	4,169	196,235

PHILIPPINES — 0.1%
Globe Telecom	1,435	53,542
Manila Electric	6,450	34,544
Metropolitan Bank & Trust	34,020	31,796
PLDT	4,250	126,683
		246,565

POLAND — 0.0%
Dino Polska *	283	20,646
Polskie Gornictwo Naftowe i Gazownictwo *	43,388	51,542
		72,188

PORTUGAL — 0.0%
Jeronimo Martins SGPS	1,645	36,473

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
RUSSIA — 0.0%
Evraz *(1)	29,556	$—

SINGAPORE — 0.1%
Singapore Telecommunications	66,300	124,469
STMicroelectronics	2,589	90,228
United Overseas Bank	1,100	21,449
Venture	1,400	18,291
		254,437

SOUTH AFRICA — 0.8%
Absa Group	27,154	281,238
Anglo American	9,271	297,918
Anglo American Platinum	2,463	171,941
Aspen Pharmacare Holdings	1,620	13,903
Bidvest Group	2,977	37,292
Capitec Bank Holdings	526	62,544
Clicks Group	1,125	19,560
Exxaro Resources	8,521	108,560
FirstRand	6,672	24,921
Gold Fields ADR	6,357	51,428
Impala Platinum Holdings	5,160	54,068
Kumba Iron Ore	407	9,011
MTN Group	29,789	215,614
Nedbank Group	11,236	132,624
Sasol	14,249	274,046
Shoprite Holdings	11,171	151,479
Sibanye Stillwater	68,981	154,105
Standard Bank Group	3,440	30,697
Vodacom Group	18,899	139,109
		2,230,058

SOUTH KOREA — 1.1%
DB Insurance	5,774	257,138
Hana Financial Group	1,957	57,040
Hyundai Glovis	210	27,516
Industrial Bank of Korea	69,778	496,842
Kakao	620	33,668
KB Financial Group	4,476	164,309
Kia	5,045	302,386
Korea Investment Holdings	498	20,998
Korea Zinc	321	160,573

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
KT&G	1,701	$105,662
Kumho Petrochemical	747	72,053
LG Electronics	128	9,578
LG Innotek	1,132	288,160
Meritz Financial Group	2,474	56,705
Meritz Fire & Marine Insurance	4,599	131,304
Meritz Securities	5,652	20,370
NAVER	866	153,669
Samsung Electronics	7,778	344,571
Samsung Engineering *	1,742	30,288
Samsung Securities	1,240	31,217
SK Telecom	3,396	131,753
Woori Financial Group	3,671	33,208
		2,929,008

SPAIN — 0.3%
CaixaBank	110,550	333,807
Enagas	1,186	21,657
Iberdrola	24,820	258,420
Repsol	21,489	279,102
		892,986

SWEDEN — 0.5%
Alfa Laval	4,917	131,124
Atlas Copco, Cl A	32,712	332,061
Epiroc, Cl A	4,036	61,754
EQT	1,898	42,511
Investor, Cl B	11,172	176,084
L E Lundbergforetagen, Cl B	1,472	60,795
Nibe Industrier, Cl B	25,240	236,366
Skandinaviska Enskilda Banken, Cl A	15,724	156,748
Svenska Cellulosa SCA, Cl B	2,539	38,043
Svenska Handelsbanken, Cl A	7,147	58,535
		1,294,021

SWITZERLAND — 0.5%
Chocoladefabriken Lindt & Spruengli	7	74,034
EMS-Chemie Holding	88	61,797
Kuehne + Nagel International	1,107	255,840
Lonza Group	195	103,997

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Partners Group Holding	42	$40,541
Sika	797	179,321
Sonova Holding	421	110,922
Straumann Holding	190	20,821
Swiss Life Holding	127	66,380
Zurich Insurance Group	1,088	482,963
		1,396,616

TAIWAN — 2.0%
Accton Technology	15,000	138,129
Acer	39,000	28,011
Advantech	9,898	105,592
ASE Technology Holding	20,000	55,640
Asia Cement	92,000	130,238
Asustek Computer	8,000	66,568
Cathay Financial Holding	67,000	97,473
Chailease Holding	26,496	170,123
Chunghwa Telecom	74,000	293,639
Compal Electronics	18,000	13,402
CTBC Financial Holding	75,000	57,447
Delta Electronics	8,000	68,493
E.Sun Financial Holding	250,953	231,231
Eva Airways	20,000	21,887
Evergreen Marine Taiwan	54,000	154,749
Far EasTone Telecommunications	70,000	171,679
Fubon Financial Holding	57,182	107,219
Hon Hai Precision Industry	81,000	288,423
Inventec	15,000	11,356
Lite-On Technology	70,000	150,642
MediaTek	7,000	151,457
Mega Financial Holding	55,350	64,921
Micro-Star International	32,000	119,796
Novatek Microelectronics	27,000	230,993
Quanta Computer	5,000	12,962
Realtek Semiconductor	22,000	247,207
SinoPac Financial Holdings	121,200	68,710
Synnex Technology International	54,000	98,430
Taishin Financial Holding	199,813	99,173
Taiwan Cement	128,166	164,987
Taiwan Cooperative Financial Holding	147,225	132,958
Taiwan Semiconductor Manufacturing ADR	9,091	757,735
United Microelectronics	310,000	412,445

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Yuanta Financial Holding	183,175	$121,591
Zhen Ding Technology Holding	36,000	133,603
		5,178,909

THAILAND — 0.3%
Advanced Info Service NVDR	10,300	54,190
Bumrungrad Hospital NVDR	21,000	124,346
Indorama Ventures NVDR	23,700	28,068
Krung Thai Bank NVDR	264,600	122,344
PTT Exploration & Production NVDR	99,400	459,728
		788,676

TURKEY — 0.2%
Eregli Demir ve Celik Fabrikalari	11,460	18,109
Ford Otomotiv Sanayi	4,511	81,965
Haci Omer Sabanci Holding	240,570	336,063
Turk Hava Yollari AO *	3,202	12,842
Turkiye Is Bankasi, Cl C	223,514	96,820
Turkiye Petrol Rafinerileri *	1,146	22,595
		568,394

UNITED KINGDOM — 1.5%
Ashtead Group	6,149	302,086
AstraZeneca	170	21,028
Auto Trader Group	4,696	35,458
BAE Systems	12,804	115,314
BP	112,727	576,025
British American Tobacco	21,156	847,353
Croda International	450	35,075
Experian	5,803	176,094
Halma	3,871	93,117
HSBC Holdings	13,051	79,961
Imperial Brands	10,683	234,938
JD Sports Fashion	74,930	98,010
Legal & General Group	75,485	221,100
Next	816	54,951
Shell	33,360	882,971
Spirax-Sarco Engineering	369	45,046
SSE	1,149	22,018

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
United Utilities Group	2,190	$26,841
		3,867,386

UNITED STATES — 0.3%
CONSUMER STAPLES — 0.0%
JBS	19,500	110,911

ENERGY — 0.1%
Tenaris	11,856	162,185

INDUSTRIALS — 0.2%
Schneider Electric	4,005	476,026

		749,122
ZAMBIA — 0.1%
First Quantum Minerals	7,784	137,739

Total Common Stock
(Cost $62,336,703)		75,689,738
PREFERRED STOCK — 0.3%

BRAZIL — 0.3%
Cia Energetica de Minas Gerais(2)	44,249	103,427
Petroleo Brasileiro(2)	133,300	851,701

Total Preferred Stock
(Cost $722,106)		955,128
SHORT-TERM INVESTMENT — 3.0%

DWS Government Money Market Series, Institutional Shares, 2.260% (A)
(Cost $8,016,179)	8,016,179	8,016,179

Total Investments — 99.8%
(Cost $238,041,906)		$264,364,493

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

A list of open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI EAFE Index	23	Sep-2022	$2,136,631	$2,101,165	$(35,466)
SGX Nifty 50	93	Sep-2022	3,272,530	3,256,860	(15,670)
			$5,409,161	$5,358,025	$(51,136)

A list of open total return swap agreements held by the Fund at August 31, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	03/10/2023	USD	2,982,202	$(402,192)	$(402,192)

Percentages are based on Net Assets of $264,784,660.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPILX — Symmetry Panoramic International Equity Fund
USD — U.S. Dollar
VOL — Volatility

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

Investments in Securities	Level 1	Level 2	Level 3		Total
Registered Investment Companies	$179,703,448	$–	$–		$179,703,448
Common Stock
Australia	–	3,025,018	–		3,025,018
Belgium	–	70,166	–		70,166
Brazil	1,665,007	60,020	–		1,725,027
Canada	8,050,140	–	–		8,050,140
Chile	–	92,871	–		92,871
China	–	9,665,983	–		9,665,983
Denmark	–	1,248,652	–		1,248,652
Finland	–	1,008,913	–		1,008,913
France	–	2,778,820	–		2,778,820
Germany	–	789,484	–		789,484
Hong Kong	–	260,766	–		260,766
Hungary	–	156,046	–		156,046
Indonesia	–	2,786,419	–		2,786,419
Italy	88,570	153,047	–		241,617
Japan	–	15,742,666	–		15,742,666
Malaysia	–	1,413,009	–		1,413,009
Mexico	1,627,461	–	–		1,627,461
Netherlands	–	2,076,994	–		2,076,994
Norway	–	2,090,873	–		2,090,873
Peru	196,235	–	–		196,235
Philippines	–	246,565	–		246,565
Poland	–	72,188	–		72,188
Portugal	–	36,473	–		36,473
Russia	–	–	–	(1)	–
Singapore	–	254,437	–		254,437
South Africa	51,428	2,178,630	–		2,230,058
South Korea	–	2,929,008	–		2,929,008
Spain	–	892,986	–		892,986
Sweden	–	1,294,021	–		1,294,021
Switzerland	–	1,396,616	–		1,396,616
Taiwan	757,735	4,421,174	–		5,178,909
Thailand	–	788,676	–		788,676
Turkey	–	568,394	–		568,394
United Kingdom	–	3,867,386	–		3,867,386
United States	110,911	638,211	–		749,122
Zambia	137,739	–	–		137,739
Total Common Stock	12,685,226	63,004,512	–		75,689,738
Preferred Stock
Brazil	955,128	–	–		955,128
Short-Term Investment	8,016,179	–	–		8,016,179
Total Investments in Securities	$201,359,981	$63,004,512	$–		$264,364,493

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts^
Unrealized Depreciation	$(51,136)	$–	$–		$(51,136)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2022

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$–	$(402,192)	$–	$(402,192)
Total Other Financial Instruments	$(51,136)	$(402,192)	$–	$(453,328)

(1) For the year ended August 31, 2022, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund was immaterial, although the unrealized appreciation/(depreciation) on this investment was $(196,996). This security was impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until August 31, 2022, Russian-held investments were valued at an approximately 100 percent discount from their last traded prices.

^ Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

SECTOR WEIGHTINGS† (UNAUDITED)

†	Percentages are based on total investments. Total investments do not include futures and swaps.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 48.9%
	Shares	Value
AUSTRALIA — 0.5%
Ampol	475	$11,165
BlueScope Steel	1,841	20,656
Coles Group	12,363	147,975
Commonwealth Bank of Australia	14,646	967,844
CSL	245	49,004
Fortescue Metals Group	24,313	302,152
Glencore	52,559	287,369
Macquarie Group	989	118,338
Mineral Resources	370	15,765
REA Group	734	63,299
Rio Tinto	1,058	58,412
Sonic Healthcare	2,856	66,045
Wesfarmers	1,077	34,452
Woodside Energy Group	8,737	202,948
Woolworths Group	2,634	64,936
		2,410,360

AUSTRIA — 0.0%
Verbund	222	21,214

BELGIUM — 0.0%
Elia Group	295	42,855

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
BRAZIL — 0.3%
Banco do Brasil	30,600	$245,687
BB Seguridade Participacoes	48,500	265,135
Cia de Saneamento Basico do Estado de Sao Paulo *	6,800	64,244
CPFL Energia	17,800	120,539
Engie Brasil Energia	14,500	113,466
Petro Rio *	9,600	50,469
Telefonica Brasil	25,200	203,590
TIM *	6,600	15,109
Vale ADR, Cl B	13,257	164,652
Wheaton Precious Metals	1,224	37,363
Yara International	1,579	66,788
		1,347,042

CANADA — 1.3%
Agnico Eagle Mines	287	11,835
Alimentation Couche-Tard	1,195	51,354
Bank of Montreal	3,975	366,977
BCE	1,146	55,304
Canadian Imperial Bank of Commerce	5,854	276,843
Canadian Natural Resources	13,548	742,724
Canadian Pacific Railway	4,030	301,694
Canadian Tire, Cl A	1,305	153,488
Cenovus Energy	25,153	471,900
CGI, Cl A *	253	20,034
Constellation Software	22	33,117
Dollarama	718	43,725
Empire	1,438	40,961
Fairfax Financial Holdings	352	175,481
George Weston	578	66,080
Hydro One	1,426	38,610
Imperial Oil	6,944	340,816
Intact Financial	1,593	230,760
Loblaw	2,640	233,315
Magna International	271	15,655
National Bank of Canada	4,302	284,616
Nutrien	1,825	167,541
Pembina Pipeline	323	11,407
Ritchie Bros Auctioneers	1,078	74,677
Royal Bank of Canada	5,925	550,973
Sun Life Financial	4,065	179,085

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Suncor Energy	2,174	$70,334
Teck Resources, Cl B	5,069	171,675
Toromont Industries	171	13,236
Toronto-Dominion Bank	4,412	283,831
Tourmaline Oil	6,099	360,595
West Fraser Timber	2,048	183,226
WSP Global	1,366	162,784
		6,184,653

CHILE — 0.0%
Antofagasta	5,161	65,668

CHINA — 1.5%
Agricultural Bank of China, Cl A	44,800	18,502
Agricultural Bank of China, Cl H	1,219,000	398,323
Airtac International Group	1,046	28,047
Anhui Conch Cement, Cl A	3,288	15,182
Bank of Beijing, Cl A	26,800	16,031
Bank of China, Cl A	31,200	13,743
Bank of Communications, Cl A	23,300	15,456
Bank of Communications, Cl H	416,000	237,024
Bank of Ningbo, Cl A	4,340	18,695
Bank of Shanghai, Cl A	12,297	10,523
Baoshan Iron & Steel, Cl A	43,800	33,769
BOE Technology Group, Cl A	49,300	26,372
Bosideng International Holdings	46,000	25,829
BYD, Cl A	900	37,303
BYD, Cl H	12,500	385,192
BYD Electronic International	11,000	29,063
China CITIC Bank, Cl H	275,000	117,895
China Coal Energy, Cl H	215,000	191,193
China Construction Bank, Cl H	574,000	354,837
China Everbright Bank, Cl A	30,400	12,632
China Hongqiao Group	94,000	91,148
China Longyuan Power Group, Cl H	87,000	140,519
China Merchants Bank, Cl A	5,100	25,809
China Merchants Bank, Cl H	44,000	225,021
China Merchants Port Holdings	20,000	30,025
China Merchants Securities, Cl A	5,500	10,543
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	33,194

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Minsheng Banking, Cl A	24,100	$12,570
China National Building Material, Cl H	42,000	39,659
China Overseas Land & Investment	61,000	163,936
China Pacific Insurance Group, Cl A	3,700	11,208
China Petroleum & Chemical, Cl A	89,300	55,293
China Petroleum & Chemical, Cl H	518,000	243,587
China Resources Beer Holdings	2,000	13,942
China Resources Land	18,000	73,696
China Resources Power Holdings	48,000	95,440
China Shenhua Energy, Cl H	151,000	473,577
China State Construction Engineering, Cl A	21,200	15,775
China State Construction International Holdings	44,000	50,805
China Tourism Group Duty Free, Cl A	1,400	39,555
China Vanke, Cl A	6,100	14,693
China Yangtze Power, Cl A	34,600	120,066
CITIC	104,000	107,211
CITIC Securities, Cl A	8,035	22,648
COSCO SHIPPING Holdings, Cl H	142,250	212,360
Dongyue Group	8,000	8,979
ENN Energy Holdings	800	11,622
Foshan Haitian Flavouring & Food, Cl A	2,574	30,007
Great Wall Motor, Cl H	60,500	90,770
Greentown China Holdings	34,000	64,151
Guotai Junan Securities, Cl A	7,677	16,410
Haier Smart Home, Cl A	7,541	28,156
Haitong Securities, Cl A	11,400	15,619
Huatai Securities, Cl A	7,100	13,478
Huaxia Bank, Cl A	20,800	15,481
Industrial & Commercial Bank of China, Cl A	16,300	10,344
Industrial & Commercial Bank of China, Cl H	1,033,000	524,809
Industrial Bank, Cl A	5,400	13,346
Inner Mongolia Yili Industrial Group, Cl A	4,100	21,217
Jiangsu Hengrui Medicine, Cl A	4,320	21,651
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	21,391
Kweichow Moutai, Cl A	400	111,412
Li Ning	44,500	405,320
Longfor Group Holdings	7,500	24,343
Luxshare Precision Industry, Cl A	5,815	31,482
Luzhou Laojiao, Cl A	1,700	57,578
Midea Group, Cl A	2,100	16,112
NARI Technology, Cl A	8,736	34,605
New China Life Insurance, Cl A	2,100	8,745

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
CHINA — continued
People's Insurance Group of China, Cl H	192,000	$59,340
PetroChina, Cl A	39,500	30,664
PetroChina, Cl H	784,000	364,574
PICC Property & Casualty, Cl H	206,000	222,816
Ping An Bank, Cl A	7,000	12,891
Ping An Insurance Group of China, Cl A	3,200	20,261
Poly Developments and Holdings Group, Cl A	9,900	24,786
Postal Savings Bank of China, Cl H	304,000	181,479
SAIC Motor, Cl A	6,000	13,403
Sany Heavy Industry, Cl A	12,400	28,209
Shanghai Pudong Development Bank, Cl A	10,000	10,524
Shenwan Hongyuan Group, Cl A	19,600	11,844
Tingyi Cayman Islands Holding	12,000	21,309
Tsingtao Brewery, Cl H	8,000	77,688
Wuliangye Yibin, Cl A	600	14,487
Yankuang Energy Group, Cl H	70,000	277,089
Yonghui Superstores, Cl A	19,700	9,732
Zhongsheng Group Holdings	22,500	106,388
		7,392,403

DENMARK — 0.2%
AP Moller - Maersk, Cl B	78	187,134
Danske Bank *	7,177	95,834
DSV Panalpina	936	138,311
Novo Nordisk, Cl B	3,635	388,632
Orsted	235	22,936
Pandora	2,022	121,475
Vestas Wind Systems	1,900	47,540
		1,001,862

FINLAND — 0.1%
Elisa	989	52,890
Neste	639	31,527
Nokia	7,088	35,719
Nordea Bank Abp	30,772	285,313
Stora Enso, Cl R	7,622	113,462
UPM-Kymmene	1,783	60,576
		579,487

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
FRANCE — 0.4%
Air Liquide	812	$101,754
Arkema	209	17,644
Dassault Systemes	1,220	47,047
EssilorLuxottica	589	87,725
Hermes International	98	125,516
Kering	49	24,586
L'Oreal	155	53,234
LVMH Moet Hennessy Louis Vuitton	89	57,429
Orange	119,127	1,206,450
Sartorius Stedim Biotech	458	167,520
Teleperformance	298	84,873
TotalEnergies	4,339	219,683
		2,193,461

GERMANY — 0.2%
Brenntag	2,543	166,739
Carl Zeiss Meditec	737	91,727
Deutsche Boerse	247	41,762
Deutsche Post	1,666	60,808
GEA Group	1,917	66,687
Hannover Rueck	1,175	173,179
Infineon Technologies	675	16,516
Merck KGaA	341	58,577
Puma	269	16,442
RWE	433	16,531
Siemens Energy	582	8,561
		717,529

HONG KONG — 0.0%
Orient Overseas International	4,500	125,437
Techtronic Industries	3,500	41,280
		166,717

HUNGARY — 0.0%
MOL Hungarian Oil & Gas	17,107	117,873

INDONESIA — 0.4%
Adaro Energy Indonesia	1,278,400	304,767
Astra International	42,800	20,082
Bank Central Asia	562,500	310,626

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Bank Mandiri Persero	465,300	$276,893
Bank Negara Indonesia Persero	296,900	170,292
Bank Rakyat Indonesia Persero	618,800	180,708
Indah Kiat Pulp & Paper	52,100	29,184
Indofood Sukses Makmur	339,400	142,383
Sumber Alfaria Trijaya	703,300	103,218
Telkom Indonesia Persero	867,200	265,563
United Tractors	139,500	317,651
Vale Indonesia *	160,600	65,825
		2,187,192

ITALY — 0.0%
Ferrari	239	46,524
Prysmian	4,171	127,978
		174,502

JAPAN — 2.5%
Advantest	2,500	141,588
Ajinomoto	4,800	132,671
Bandai Namco Holdings	1,900	142,570
Bridgestone	1,100	42,212
Canon	1,000	23,949
Chiba Bank	27,200	146,930
Chugai Pharmaceutical	3,600	92,909
Concordia Financial Group	13,700	43,446
Daiichi Sankyo	4,500	135,233
Daikin Industries	900	157,110
Daito Trust Construction	200	19,676
Denso	1,300	70,955
Disco	200	48,562
ENEOS Holdings	89,200	337,080
Fuji Electric	500	21,601
FUJIFILM Holdings	2,600	131,994
Fujitsu	1,400	164,743
Hamamatsu Photonics	500	21,199
Hitachi	500	24,981
Hitachi Metals *	2,600	39,122
Honda Motor	7,500	199,667
Hoya	2,900	295,733
Idemitsu Kosan	500	13,184
Inpex	16,500	189,661

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Isuzu Motors	2,200	$27,323
ITOCHU	9,400	258,695
Japan Post Bank	37,700	274,812
Japan Post Holdings	36,700	253,185
Japan Post Insurance	23,100	353,837
Japan Tobacco	19,600	332,091
JFE Holdings	4,600	49,420
JSR	4,400	98,150
Kajima	2,800	29,463
KDDI	1,800	55,082
Kikkoman	300	18,345
Kurita Water Industries	1,400	54,470
Marubeni	7,200	75,040
Medipal Holdings	3,800	51,991
Minebea Mitsumi	4,100	70,467
Mitsubishi	1,100	36,015
Mitsubishi Estate	1,600	21,547
Mitsubishi Gas Chemical	1,700	25,268
Mitsubishi HC Capital	19,300	93,533
Mitsubishi Heavy Industries	1,100	42,406
Mitsubishi UFJ Financial Group	30,900	160,184
Mitsui	4,700	110,305
Mitsui Fudosan	5,100	103,227
Murata Manufacturing	3,600	193,847
NGK Insulators	3,400	48,544
Nintendo	300	122,804
Nippon Sanso Holdings	1,800	32,737
Nippon Steel	5,900	93,197
Nippon Telegraph & Telephone	8,800	238,518
Nippon Yusen	7,000	533,919
Nissin Foods Holdings	3,000	214,639
Nitto Denko	1,300	80,123
Nomura Real Estate Holdings	5,800	142,494
Nomura Research Institute	5,700	153,409
NTT Data	1,100	15,480
Obayashi	4,400	30,433
Obic	100	14,790
Olympus	1,900	40,465
Omron	1,600	84,202
Ono Pharmaceutical	4,900	116,964
Oriental Land	200	29,818
ORIX	7,500	123,280

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Osaka Gas	22,800	$384,030
Otsuka Holdings	900	29,396
Panasonic Holdings	8,000	64,915
Recruit Holdings	1,300	41,328
Renesas Electronics *	6,900	65,333
Resona Holdings	53,200	195,842
Rinnai	600	45,950
Rohm	300	22,445
Secom	200	12,742
Sekisui Chemical	2,200	29,993
Sekisui House	3,300	56,115
Seven & i Holdings	400	15,890
SG Holdings	1,600	26,539
Shimadzu	700	20,444
Shimano	200	35,382
Shin-Etsu Chemical	2,400	278,719
Shionogi	600	29,295
SMC	200	94,886
Softbank	11,400	124,981
Sompo Holdings	1,000	42,876
Sony	3,700	294,162
Sumitomo Mitsui Financial Group	28,700	865,686
Sumitomo Mitsui Trust Holdings	2,600	80,868
Suntory Beverage & Food	7,200	262,992
Taisei	2,000	60,639
Takeda Pharmaceutical	4,900	135,436
TDK	1,800	62,932
Tokyo Electric Power Holdings *	4,300	16,794
Tokyo Electron	900	282,273
Tokyo Gas	21,500	403,366
Tosoh	900	11,637
Toyo Suisan Kaisha	2,100	86,141
Toyota Industries	200	11,179
Toyota Motor	29,800	445,959
Yakult Honsha	3,200	189,266
Z Holdings	10,000	29,399
		12,397,125

LUXEMBOURG — 0.0%
ArcelorMittal	1,459	34,628

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
MALAYSIA — 0.2%
AMMB Holdings	91,300	$84,859
CIMB Group Holdings	6,000	7,175
Hong Leong Bank	57,200	266,240
Hong Leong Financial Group	10,500	45,388
Malayan Banking	206,800	413,703
Petronas Gas	17,200	66,470
Press Metal Aluminium Holdings	11,200	11,871
Public Bank	30,500	32,026
RHB Bank	68,400	87,400
Sime Darby Plantation	32,700	32,504
Telekom Malaysia	43,200	57,429
		1,105,065

MEXICO — 0.3%
America Movil ADR, Cl L	16,505	280,585
Arca Continental	20,500	138,753
Coca-Cola Femsa ADR	1,219	74,639
Gruma, Cl B	4,400	48,103
Grupo Aeroportuario del Pacifico, Cl B	2,700	38,587
Grupo Aeroportuario del Sureste ADR	275	58,154
Grupo Bimbo, Ser A	50,900	171,473
Grupo Carso	24,800	85,122
Grupo Financiero Inbursa, Cl O *	107,900	169,028
Grupo Mexico	18,400	69,320
Wal-Mart de Mexico	43,700	143,205
		1,276,969

NETHERLANDS — 0.3%
ASML Holding	1,245	607,706
Koninklijke Ahold Delhaize	19,787	544,280
Koninklijke DSM	639	81,483
NN Group	4,022	165,297
Wolters Kluwer	1,037	101,411
		1,500,177

NORWAY — 0.3%
Equinor	32,654	1,267,323
Gjensidige Forsikring	2,260	45,861

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Norsk Hydro	33,238	$228,382
		1,541,566

PERU — 0.0%
Southern Copper	3,615	170,158

PHILIPPINES — 0.0%
Aboitiz Equity Ventures	33,250	33,163
Globe Telecom	1,275	47,572
Manila Electric	5,880	31,491
Metropolitan Bank & Trust	43,960	41,087
PLDT	225	6,707
		160,020

POLAND — 0.0%
Dino Polska *	183	13,350
Polskie Gornictwo Naftowe i Gazownictwo *	44,256	52,573
		65,923

PORTUGAL — 0.0%
Jeronimo Martins SGPS	1,070	23,724

PUERTO RICO — 0.1%
Popular	3,935	303,861

RUSSIA — 0.0%
Evraz *(1)	16,851	—

SINGAPORE — 0.0%
Mapletree Pan Asia Commercial Trust ‡	10,400	13,676
Singapore Telecommunications	48,700	91,427
STMicroelectronics	553	19,272
United Overseas Bank	600	11,700
Venture	1,400	18,291
		154,366

SOUTH AFRICA — 0.4%
Absa Group	19,658	203,601

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
African Rainbow Minerals	1,668	$23,009
Anglo American	6,932	222,755
Anglo American Platinum	1,835	128,101
Aspen Pharmacare Holdings	1,196	10,264
Bidvest Group	3,142	39,359
Capitec Bank Holdings	688	81,807
Exxaro Resources	7,289	92,864
FirstRand	5,526	20,640
Gold Fields ADR	11,348	91,805
Impala Platinum Holdings	3,012	31,561
Kumba Iron Ore	310	6,863
MTN Group	23,590	170,745
Nedbank Group	7,510	88,644
Old Mutual	10,371	6,144
Sasol	10,906	209,752
Shoprite Holdings	9,194	124,671
Sibanye Stillwater	53,377	119,245
Standard Bank Group	732	6,532
Vodacom Group	8,154	60,019
		1,738,381

SOUTH KOREA — 0.4%
DB Insurance	4,292	191,139
Hana Financial Group	1,304	38,007
Hyundai Glovis	61	7,993
Industrial Bank of Korea	53,317	379,635
Kakao	370	20,092
KB Financial Group	2,990	109,760
Kia	3,952	236,874
Korea Investment Holdings	367	15,475
Korea Zinc	257	128,558
KT&G	2,606	161,878
Kumho Petrochemical	522	50,351
LG Electronics	297	22,225
LG Innotek	574	146,116
Meritz Financial Group	2,029	46,505
Meritz Fire & Marine Insurance	3,614	103,181
Meritz Securities	7,157	25,794
NAVER	604	107,178
Samsung Electronics	4,159	184,247
Samsung Engineering *	748	13,005
Samsung Securities	930	23,413

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
SK Telecom	2,997	$116,273
Woori Financial Group	2,800	25,329
Yuhan	500	21,145
		2,174,173

SPAIN — 0.1%
CaixaBank	86,144	260,113
Enagas	785	14,334
Iberdrola	18,507	192,690
Repsol	15,604	202,667
		669,804

SWEDEN — 0.3%
Alfa Laval	4,339	115,710
Atlas Copco, Cl A	30,936	314,032
Boliden	397	12,713
Epiroc, Cl A	3,719	56,904
EQT	1,484	33,238
Hexagon, Cl B	4,858	49,644
Investor, Cl B	11,913	187,763
L E Lundbergforetagen, Cl B	822	33,950
Nibe Industrier, Cl B	21,544	201,754
Skandinaviska Enskilda Banken, Cl A	15,786	157,366
Svenska Cellulosa SCA, Cl B	1,784	26,731
Svenska Handelsbanken, Cl A	2,498	20,459
		1,210,264

SWITZERLAND — 0.3%
Chocoladefabriken Lindt & Spruengli	6	63,458
EMS-Chemie Holding	77	54,072
Kuehne + Nagel International	809	186,969
Lonza Group	142	75,731
Partners Group Holding	76	73,359
Sika	541	121,722
Sonova Holding	280	73,773
Straumann Holding	350	38,354
Swiss Life Holding	60	31,361
TE Connectivity	1,365	172,277
UBS Group	1,015	16,084

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Zurich Insurance Group	968	$429,695
		1,336,855

TAIWAN — 0.8%
Accton Technology	11,000	101,295
Acer	42,000	30,165
Advantech	6,599	70,398
ASE Technology Holding	33,000	91,806
Asia Cement	71,000	100,510
Asustek Computer	6,000	49,926
Cathay Financial Holding	47,000	68,377
Chailease Holding	20,488	131,547
China Airlines	10,000	7,397
Chunghwa Telecom	76,000	301,575
Compal Electronics	17,000	12,658
Delta Electronics	9,000	77,055
E.Sun Financial Holding	199,782	184,081
Eclat Textile	1,000	14,484
Eva Airways	13,000	14,227
Evergreen Marine Taiwan	42,000	120,360
Far EasTone Telecommunications	19,000	46,599
Fubon Financial Holding	17,209	32,268
Giant Manufacturing	2,000	15,623
Hon Hai Precision Industry	65,000	231,451
Hua Nan Financial Holdings	18,713	14,203
Lite-On Technology	10,000	21,520
MediaTek	4,000	86,547
Mega Financial Holding	28,700	33,663
Micro-Star International	19,000	71,129
Novatek Microelectronics	21,000	179,661
Quanta Computer	4,000	10,370
Realtek Semiconductor	18,000	202,261
Shanghai Commercial & Savings Bank	15,000	24,416
SinoPac Financial Holdings	52,520	29,774
Synnex Technology International	32,000	58,329
Taishin Financial Holding	142,564	70,758
Taiwan Cement	102,720	132,230
Taiwan Cooperative Financial Holding	134,863	121,793
Taiwan Semiconductor Manufacturing ADR	8,517	709,892
United Microelectronics	202,000	268,754
Wan Hai Lines	16,560	46,673
Yuanta Financial Holding	159,608	105,947

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Zhen Ding Technology Holding	26,000	$96,491
		3,986,213

THAILAND — 0.1%
Advanced Info Service NVDR	1,300	6,839
Bumrungrad Hospital NVDR	20,900	123,754
Indorama Ventures NVDR	22,000	26,055
Krung Thai Bank NVDR	223,800	103,479
PTT Exploration & Production NVDR	68,500	316,815
		576,942

TURKEY — 0.1%
Ford Otomotiv Sanayi	4,074	74,025
Haci Omer Sabanci Holding	179,621	250,921
Turk Hava Yollari AO *	2,941	11,795
Turkiye Is Bankasi, Cl C	154,559	66,951
Turkiye Petrol Rafinerileri *	1,690	33,320
		437,012

UNITED KINGDOM — 0.7%
Ashtead Group	4,475	219,846
AstraZeneca	1,371	169,582
Auto Trader Group	3,946	29,795
BAE Systems	9,058	81,577
BP	87,195	445,559
British American Tobacco	15,780	632,030
Croda International	333	25,956
Experian	4,503	136,645
Halma	3,072	73,897
HSBC Holdings	1,691	10,360
Imperial Brands	7,434	163,487
JD Sports Fashion	55,840	73,040
Legal & General Group	52,042	152,434
Linde	1,018	287,951
Next	564	37,981
Shell	24,546	649,682
Spirax-Sarco Engineering	264	32,228
SSE	784	15,024
		3,237,074

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — 37.1%
COMMUNICATION SERVICES — 1.7%
Activision Blizzard	3,193	$250,619
Alphabet, Cl A *	12,860	1,391,709
Alphabet, Cl C *	12,400	1,353,460
AT&T	20,459	358,851
Cable One	150	170,250
Charter Communications, Cl A *	453	186,921
Comcast, Cl A	17,933	648,995
DISH Network, Cl A *	2,713	47,070
Electronic Arts	1,103	139,938
Fox, Cl A	3,250	111,085
Fox, Cl B	2,469	78,070
Interpublic Group	1,298	35,877
Liberty Broadband, Cl A *	267	26,919
Liberty Broadband, Cl C *	570	57,969
Liberty Media -Liberty Formula One, Cl A *	600	34,878
Liberty Media -Liberty Formula One, Cl C *	946	60,241
Liberty Media -Liberty SiriusXM, Cl B *	2,196	90,826
Live Nation Entertainment *	922	83,312
Lumen Technologies	10,532	104,899
Meta Platforms, Cl A *	6,029	982,305
News, Cl B	1,712	29,515
Omnicom Group	2,187	146,310
Paramount Global, Cl A	193	5,099
Paramount Global, Cl B	3,853	90,122
Sirius XM Holdings	6,100	37,149
Take-Two Interactive Software *	921	112,878
T-Mobile US *	2,995	431,160
Twitter *	2,913	112,879
Verizon Communications	19,291	806,557
Walt Disney *	3,382	379,055
Warner Bros Discovery *	10,089	133,578
Warner Music Group, Cl A	700	18,739
		8,517,235

CONSUMER DISCRETIONARY — 3.5%
Advance Auto Parts	188	31,704
Amazon.com *	21,280	2,697,666
Aptiv *	1,032	96,420
AutoNation *	4,486	558,956
AutoZone *	192	406,888

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Best Buy	1,744	$123,283
Booking Holdings *	80	150,065
Burlington Stores *	266	37,291
Caesars Entertainment *	615	26,519
CarMax *	1,199	106,040
Carnival *	6,565	62,105
Carvana, Cl A *	154	5,080
Chipotle Mexican Grill, Cl A *	107	170,858
Choice Hotels International	455	52,193
Darden Restaurants	1,179	145,854
Dick's Sporting Goods	2,654	282,306
Dollar General	4,094	971,997
Dollar Tree *	2,484	337,029
Domino's Pizza	448	166,593
DR Horton	5,390	383,498
eBay	4,160	183,581
Etsy *	503	53,122
Expedia Group *	193	19,811
Ford Motor	19,589	298,536
Garmin	2,933	259,541
General Motors	5,935	226,776
Gentex	2,549	69,562
Genuine Parts	797	124,340
H&R Block	933	41,985
Hasbro	399	31,449
Hilton Worldwide Holdings	1,360	173,210
Home Depot	3,264	941,403
Las Vegas Sands *	1,152	43,350
Lear	201	27,867
Lennar, Cl A	1,992	154,280
Lennar, Cl B	491	30,285
LKQ	5,913	314,690
Lowe's	3,499	679,296
Lululemon Athletica *	912	273,563
Marriott International, Cl A	1,358	208,779
McDonald's	1,732	436,949
MGM Resorts International	1,594	52,028
Newell Brands	3,089	55,139
NIKE, Cl B	2,660	283,157
NVR *	47	194,583
O'Reilly Automotive *	565	393,873

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Penske Automotive Group	3,074	$362,455
Polaris	766	86,765
Pool	1,040	352,758
PulteGroup	3,466	140,928
Ross Stores	1,244	107,320
Royal Caribbean Cruises *	1,445	59,028
Service International	800	49,368
Starbucks	2,710	227,830
Target	6,802	1,090,633
Tesla *	2,730	752,415
TJX	5,597	348,973
Tractor Supply	1,656	306,608
Ulta Beauty *	510	214,134
Vail Resorts	154	34,601
VF	1,483	61,470
Whirlpool	909	142,349
Williams-Sonoma	2,959	440,151
Yum! Brands	1,479	164,524
		17,325,810

CONSUMER STAPLES — 2.9%
Albertsons, Cl A	1,463	40,247
Altria Group	13,988	631,139
Archer-Daniels-Midland	3,384	297,420
Brown-Forman, Cl A	439	30,980
Brown-Forman, Cl B	866	62,958
Bunge	2,352	233,248
Campbell Soup	2,158	108,720
Casey's General Stores	473	101,113
Church & Dwight	8,099	677,967
Clorox	278	40,127
Coca-Cola	22,172	1,368,234
Colgate-Palmolive	3,606	282,025
Conagra Brands	4,619	158,801
Constellation Brands, Cl A	601	147,876
Costco Wholesale	1,253	654,191
Darling Ingredients *	310	23,579
Estee Lauder, Cl A	1,075	273,459
Flowers Foods	751	20,502
General Mills	7,073	543,206

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Hershey	2,150	$483,041
Hormel Foods	1,262	63,453
J M Smucker	1,154	161,548
JBS	9,800	55,740
Kellogg	10,327	751,186
Keurig Dr Pepper	3,013	114,856
Kimberly-Clark	5,708	727,884
Kraft Heinz	4,127	154,350
Kroger	9,976	478,250
McCormick	1,530	128,665
Molson Coors Beverage, Cl B	716	36,996
Mondelez International, Cl A	3,285	203,210
Monster Beverage *	1,405	124,806
PepsiCo	7,473	1,287,374
Philip Morris International	12,332	1,177,583
Pilgrim's Pride *	677	19,274
Procter & Gamble	6,351	876,057
Sysco	2,262	185,982
Tyson Foods, Cl A	7,140	538,213
Walgreens Boots Alliance	4,405	154,439
Walmart	7,026	931,296
		14,349,995

ENERGY — 3.5%
APA	1,175	45,954
Baker Hughes, Cl A	4,219	106,572
Cheniere Energy	1,146	183,566
Chesapeake Energy	3,292	330,813
Chevron	17,214	2,720,845
ConocoPhillips	8,075	883,809
Continental Resources	11,365	793,618
Coterra Energy	6,829	211,084
Devon Energy	39,493	2,788,996
Diamondback Energy	3,632	484,073
DT Midstream	477	26,335
EOG Resources	4,408	534,691
Equities	2,177	104,061
Exxon Mobil	30,555	2,920,752
Halliburton	7,941	239,262
Hess	1,646	198,804

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Kinder Morgan	11,398	$208,811
Marathon Oil	40,287	1,030,944
Marathon Petroleum	4,056	408,642
Occidental Petroleum	11,074	786,254
ONEOK	3,454	211,489
Ovintiv	400	21,256
Phillips 66	2,374	212,378
Pioneer Natural Resources	1,597	404,392
Schlumberger	9,136	348,538
Targa Resources	6,427	438,514
Tenaris	10,560	144,456
Texas Pacific Land	14	25,767
Valero Energy	2,692	315,287
Williams	5,634	191,725
		17,321,688

FINANCIALS — 3.9%
Aflac	3,181	189,015
Allstate	3,084	371,622
Ally Financial	980	32,536
American Express	1,862	283,024
American Financial Group	105	13,406
American International Group	3,967	205,292
Ameriprise Financial	2,062	552,637
Aon, Cl A	1,552	433,412
Apollo Global Management	383	21,287
Arch Capital Group *	3,839	175,519
Ares Management, Cl A	500	37,070
Arthur J Gallagher	956	173,581
Assurant	1,057	167,524
Assured Guaranty	510	26,046
Axis Capital Holdings	2,709	143,983
Bank of America	17,196	577,957
Bank of New York Mellon	3,754	155,904
Bank OZK	2,910	117,942
Berkshire Hathaway, Cl B *	4,281	1,202,105
BlackRock, Cl A	436	290,546
Blackstone, Cl A	2,157	202,629
Brown & Brown	1,940	122,298
Capital One Financial	2,483	262,751

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Cboe Global Markets	418	$49,311
Charles Schwab	3,684	261,380
Chubb	2,864	541,439
Cincinnati Financial	1,521	147,476
Citigroup	4,689	228,870
Citizens Financial Group	4,036	148,040
CME Group, Cl A	1,094	213,997
CNA Financial	873	33,576
Commerce Bancshares	451	31,015
Discover Financial Services	2,139	214,948
East West Bancorp	9,222	665,552
Equitable Holdings	1,214	36,117
Everest Re Group	353	94,975
FactSet Research Systems	295	127,835
Fidelity National Financial	3,034	118,629
Fifth Third Bancorp	3,609	123,247
First American Financial	1,333	71,315
First Citizens BancShares, Cl A	181	146,965
First Republic Bank	1,161	176,275
Franklin Resources	1,281	33,396
Goldman Sachs Group	1,243	413,509
Hanover Insurance Group	1,916	247,911
Hartford Financial Services Group	2,770	178,139
Huntington Bancshares	7,704	103,234
Interactive Brokers Group, Cl A	618	38,063
Intercontinental Exchange	2,316	233,569
Jefferies Financial Group	1,798	57,698
JPMorgan Chase	8,046	915,072
KeyCorp	9,229	163,261
KKR	2,096	105,974
Loews	807	44,635
LPL Financial Holdings	431	95,393
M&T Bank	1,213	220,499
Markel *	130	155,234
Marsh & McLennan	1,962	316,608
MetLife	6,802	437,573
Moody's	820	233,306
Morgan Stanley	10,213	870,352
Morningstar	165	37,618
MSCI, Cl A	350	157,234
Nasdaq	4,851	288,780

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Northern Trust	1,093	$103,933
PNC Financial Services Group	1,285	203,030
Principal Financial Group	2,249	168,135
Progressive	5,373	658,998
Prudential Financial	1,966	188,245
Raymond James Financial	865	90,280
Regions Financial	32,427	702,693
S&P Global	826	290,901
SEI Investments	1,311	71,712
Signature Bank NY	562	97,990
State Street	2,158	147,499
SVB Financial Group *	892	362,616
Synchrony Financial	5,736	187,854
T Rowe Price Group	1,288	154,560
Tradeweb Markets, Cl A	588	40,919
Travelers	1,759	284,325
Truist Financial	3,399	159,209
US Bancorp	4,207	191,881
Wells Fargo	9,264	404,929
Western Alliance Bancorp	2,170	166,482
Willis Towers Watson	667	137,956
Wintrust Financial	2,786	234,971
WR Berkley	2,502	162,130
		19,747,354

HEALTH CARE — 5.6%
Abbott Laboratories	4,441	455,869
AbbVie	12,405	1,667,976
ABIOMED *	241	62,486
Agilent Technologies	1,063	136,330
Align Technology *	248	60,438
Alnylam Pharmaceuticals *	658	135,989
AmerisourceBergen, Cl A	1,573	230,539
Amgen	2,721	653,856
Avantor *	3,193	79,538
Baxter International	2,872	165,025
Becton Dickinson	1,061	267,818
Biogen *	723	141,260
BioMarin Pharmaceutical *	1,415	126,218
Bio-Rad Laboratories, Cl A *	351	170,249

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Bio-Techne	269	$89,257
Boston Scientific *	5,919	238,595
Bristol-Myers Squibb	6,749	454,950
Bruker	1,540	86,240
Cardinal Health	2,324	164,353
Catalent *	1,591	140,008
Centene *	3,137	281,514
Charles River Laboratories International *	375	76,969
Chemed	99	47,143
Cigna	1,914	542,523
Cooper	416	119,575
CVS Health	9,449	927,419
Danaher	2,975	802,982
DexCom *	572	47,024
Edwards Lifesciences *	3,828	344,903
Elevance Health	1,447	701,954
Eli Lilly	5,104	1,537,478
Enovis *	507	25,679
Gilead Sciences	5,680	360,510
HCA Healthcare	3,550	702,439
Hologic *	3,000	202,680
Horizon Therapeutics *	5,536	327,787
Humana	1,143	550,674
IDEXX Laboratories *	630	219,001
Illumina *	350	70,574
Incyte *	539	37,962
Insulet *	150	38,320
Intuitive Surgical *	516	106,162
IQVIA Holdings *	654	139,080
Johnson & Johnson	12,322	1,988,031
Laboratory Corp of America Holdings	1,096	246,896
McKesson	2,712	995,304
Medtronic	3,147	276,684
Merck	19,970	1,704,639
Mettler-Toledo International *	197	238,855
Moderna *	2,265	299,592
Molina Healthcare *	1,602	540,467
PerkinElmer	1,084	146,405
Pfizer	30,565	1,382,455
Quest Diagnostics	2,640	330,818
Regeneron Pharmaceuticals *	1,037	602,559

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
ResMed	1,060	$233,115
Royalty Pharma, Cl A	1,078	45,071
Seagen *	452	69,739
STERIS	377	75,920
Stryker	644	132,149
Teleflex	363	82,132
Thermo Fisher Scientific	1,443	786,897
United Therapeutics *	1,019	230,926
UnitedHealth Group	4,859	2,523,424
Veeva Systems, Cl A *	496	98,863
Vertex Pharmaceuticals *	726	204,558
Viatris, Cl W *	3,810	36,385
Waters *	385	114,961
West Pharmaceutical Services	1,231	365,225
Zimmer Biomet Holdings	1,168	124,182
Zoetis, Cl A	3,324	520,306
		28,133,904

INDUSTRIALS — 4.5%
3M	2,694	334,999
AECOM	663	48,498
AGCO	1,515	164,696
Air Lease, Cl A	1,150	41,814
Allegion	314	29,861
AMERCO *	93	48,887
American Airlines Group *	2,284	29,669
AMETEK	1,729	207,757
Armstrong World Industries	345	28,977
Avis Budget Group *	468	78,334
Boeing *	1,331	213,293
Booz Allen Hamilton Holding, Cl A	3,566	341,266
Builders FirstSource *	8,235	482,653
Carlisle	593	175,326
Carrier Global	3,583	140,167
Caterpillar	1,427	263,581
CH Robinson Worldwide	926	105,703
Cintas	1,065	433,285
Copart *	2,043	244,445
CoStar Group *	1,630	113,513
CSX	11,600	367,140

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Cummins	2,393	$515,380
Deere	1,253	457,658
Delta Air Lines *	3,939	122,385
Dover	2,936	366,883
Eaton	4,586	626,631
Emerson Electric	7,832	640,188
Equifax	903	170,441
Esab	506	20,792
Expeditors International of Washington	3,134	322,457
Fastenal	7,487	376,821
FedEx	1,415	298,296
Fortive	2,121	134,323
Fortune Brands Home & Security	1,168	71,750
Generac Holdings *	356	78,466
General Dynamics	1,556	356,215
General Electric	2,990	219,586
Graco	300	19,152
HEICO	516	78,587
HEICO, Cl A	651	79,800
Honeywell International	1,609	304,664
Howmet Aerospace	3,866	136,972
Hubbell, Cl B	1,115	230,025
IDEX	1,243	250,104
Illinois Tool Works	1,375	267,891
Ingersoll Rand	6,872	325,527
ITT	1,371	99,439
Jacobs Solutions	2,804	349,322
JB Hunt Transport Services	1,738	302,447
Johnson Controls International	3,316	179,528
L3Harris Technologies	935	213,358
Landstar System	1,364	200,003
Leidos Holdings	1,634	155,312
Lockheed Martin	2,730	1,146,900
Masco	2,179	110,846
Nordson	890	202,181
Norfolk Southern	1,198	291,270
Northrop Grumman	1,066	509,537
nVent Electric	1,352	44,562
Old Dominion Freight Line	1,981	537,663
Otis Worldwide	1,961	141,623
Owens Corning	1,141	93,254

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
PACCAR	2,674	$234,002
Parker-Hannifin	1,702	451,030
Plug Power *	2,715	76,129
Quanta Services	3,315	468,410
Raytheon Technologies	3,523	316,189
Regal Beloit	1,824	250,964
Republic Services, Cl A	1,669	238,200
Robert Half International	2,027	156,018
Rockwell Automation	581	137,662
Rollins	2,592	87,506
Schneider Electric	3,162	375,829
Snap-on	744	162,088
Southwest Airlines *	2,253	82,685
Stanley Black & Decker	966	85,105
Textron	596	37,178
Timken	1,565	98,579
Trane Technologies	3,992	615,047
TransDigm Group *	266	159,704
TransUnion	1,528	112,873
Uber Technologies *	1,520	43,715
Union Pacific	2,930	657,814
United Airlines Holdings *	933	32,664
United Parcel Service, Cl B	2,249	437,453
United Rentals *	2,289	668,480
Verisk Analytics, Cl A	1,230	230,207
Wabtec	1,800	157,770
Waste Management	2,420	409,053
Watsco	340	92,490
WW Grainger	784	435,073
XPO Logistics *	1,670	87,541
Xylem	849	77,344
		22,416,905

INFORMATION TECHNOLOGY — 8.4%
Accenture, Cl A	4,097	1,181,821
Adobe *	886	330,868
Advanced Micro Devices *	3,281	278,458
Akamai Technologies *	2,598	234,547
Amdocs	844	72,137
Amphenol, Cl A	3,386	248,973

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Analog Devices	1,906	$288,816
ANSYS *	512	127,130
Apple	68,258	10,731,523
Applied Materials	4,020	378,161
Arista Networks *	1,795	215,185
Arrow Electronics *	1,279	134,052
Atlassian, Cl A *	212	52,504
Autodesk *	1,076	217,072
Automatic Data Processing	1,616	394,967
Bentley Systems, Cl B	1,002	36,843
Bill.com Holdings *	300	48,564
Block, Cl A *	1,113	76,697
Broadcom	1,416	706,740
Broadridge Financial Solutions	1,884	322,484
Cadence Design Systems *	2,020	351,015
CDW	2,462	420,263
Cisco Systems	10,643	475,955
Cloudflare, Cl A *	528	33,037
Cognizant Technology Solutions, Cl A	3,019	190,710
Corning	4,142	142,153
Crowdstrike Holdings, Cl A *	236	43,096
Datadog, Cl A *	325	34,109
Dell Technologies, Cl C	2,802	107,289
Dynatrace *	932	35,584
Enphase Energy *	452	129,471
Entegris	3,829	363,295
EPAM Systems *	688	293,432
F5 *	233	36,595
Fair Isaac *	339	152,347
Fidelity National Information Services	2,179	199,095
Fiserv *	2,223	224,945
FleetCor Technologies *	691	146,858
Fortinet *	7,105	345,942
Gartner *	751	214,275
Global Payments	252	31,306
GoDaddy, Cl A *	1,390	105,390
Hewlett Packard Enterprise	11,343	154,265
HP	10,060	288,823
HubSpot *	73	24,604
Intel	14,788	472,033
International Business Machines	5,259	675,519

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Intuit	787	$339,811
Jabil	817	49,265
Jack Henry & Associates	343	65,925
Juniper Networks	1,278	36,321
Keysight Technologies *	3,125	512,156
KLA	2,049	705,122
Lam Research	1,725	755,395
Manhattan Associates *	333	47,040
Marvell Technology	3,339	156,332
Mastercard, Cl A	2,609	846,281
Microchip Technology	2,316	151,119
Micron Technology	4,893	276,601
Microsoft	30,221	7,901,885
MongoDB, Cl A *	27	8,717
Monolithic Power Systems	240	108,763
Motorola Solutions	1,249	304,019
NetApp	1,110	80,064
NortonLifeLock	6,433	145,321
NVIDIA	7,140	1,077,712
NXP Semiconductors	1,015	167,049
ON Semiconductor *	1,706	117,322
Oracle	3,908	289,778
Palo Alto Networks *	176	97,999
Paychex	1,916	236,319
Paycom Software *	173	60,758
PTC *	879	100,988
Qorvo *	1,222	109,711
QUALCOMM	4,792	633,838
Roper Technologies	433	174,317
Salesforce *	1,595	249,011
Seagate Technology Holdings	2,266	151,731
ServiceNow *	285	123,867
Skyworks Solutions	1,111	109,489
Snowflake, Cl A *	440	79,618
SolarEdge Technologies *	274	75,616
Splunk *	600	54,018
SS&C Technologies Holdings	2,984	166,388
Synopsys *	1,374	475,431
TD SYNNEX	1,634	157,321
Teledyne Technologies *	930	342,575
Teradyne	3,026	256,121

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Texas Instruments	2,972	$491,004
Trade Desk, Cl A *	830	52,041
Trimble *	1,952	123,464
Tyler Technologies *	104	38,637
Ubiquiti	823	255,451
VeriSign *	563	102,590
Visa, Cl A	3,313	658,326
VMware, Cl A *	1,115	129,373
Western Digital *	2,861	120,906
Workday, Cl A *	241	39,659
Zebra Technologies, Cl A *	753	227,135
Zoom Video Communications, Cl A *	352	28,301
Zscaler *	219	34,874
		41,867,823

MATERIALS — 1.5%
Air Products & Chemicals	1,326	334,749
Albemarle	2,263	606,393
Alcoa	3,019	149,380
Amcor	15,203	182,588
Avery Dennison	562	103,194
Ball	3,075	171,616
Celanese, Cl A	897	99,441
CF Industries Holdings	4,689	485,124
Chemours	3,310	111,646
Cleveland-Cliffs *	3,148	54,366
Corteva	8,616	529,281
Crown Holdings	3,187	288,710
Dow	4,763	242,913
DuPont de Nemours	1,894	105,382
Eagle Materials	274	32,776
Eastman Chemical	425	38,675
Ecolab	912	149,413
Element Solutions	2,957	55,207
FMC	1,031	111,430
Freeport-McMoRan	12,316	364,554
Graphic Packaging Holding	1,659	36,946
International Flavors & Fragrances	1,296	143,182
International Paper	4,561	189,829
LyondellBasell Industries, Cl A	2,752	228,416

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Martin Marietta Materials	636	$221,143
Mosaic	4,231	227,924
Newmont	1,835	75,896
Nucor	4,540	603,548
Olin	3,385	185,024
Packaging Corp of America	955	130,759
PPG Industries	1,244	157,963
Reliance Steel & Aluminum	1,626	305,655
RPM International	1,535	143,001
Sherwin-Williams	748	173,611
Silgan Holdings	925	42,134
Steel Dynamics	3,487	281,471
Valvoline	1,746	50,756
Vulcan Materials	514	85,576
Westlake	200	19,726
Westrock	844	34,258
		7,553,656

REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,991	315,129
Life Storage ‡	346	44,029
Welltower ‡	1,573	120,570
		479,728

UTILITIES — 1.5%
AES	5,543	141,069
Alliant Energy	2,080	126,963
Ameren	2,056	190,427
American Electric Power	2,434	243,887
American Water Works	889	131,972
Atmos Energy	1,028	116,555
Avangrid	928	45,843
CenterPoint Energy	2,026	63,880
CMS Energy	2,386	161,150
Consolidated Edison	15,132	1,479,002
Constellation Energy	1,592	129,891
Dominion Energy	2,310	188,958
DTE Energy	2,469	321,810
Duke Energy	1,937	207,085
Edison International	2,205	149,433

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Entergy	1,668	$192,320
Essential Utilities	800	39,320
Evergy	1,889	129,453
Eversource Energy	1,681	150,769
Exelon	13,579	596,254
FirstEnergy	4,518	178,687
IDACORP	1,897	207,228
National Fuel Gas	3,031	216,019
NextEra Energy	5,268	448,096
NiSource	547	16,142
OGE Energy	2,901	117,607
PG&E *	8,810	108,627
PPL	6,407	186,316
Public Service Enterprise Group	2,481	159,677
Sempra Energy	1,419	234,092
Southern	4,483	345,505
WEC Energy Group	3,078	317,465
Xcel Energy	631	46,852
		7,388,354

		185,102,452
ZAMBIA — 0.0%
First Quantum Minerals	6,725	119,000

Total Common Stock
(Cost $194,705,360)		243,924,570
REGISTERED INVESTMENT COMPANIES — 48.5%

EQUITY FUNDS — 48.5%
AQR International Defensive Style Fund, Cl R6	491,744	6,141,878
AQR Large Cap Defensive Style Fund, Cl R6	325,056	8,753,765
Avantis Emerging Markets Equity ETF	219,154	11,301,772
Avantis International Equity ETF	68,174	3,453,013
Avantis International Small Cap Value ETF	87,677	4,662,663
DFA Emerging Markets Portfolio, Cl I	776,017	20,579,979
DFA Emerging Markets Small Cap Portfolio, Cl I	474,616	10,095,078
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	1,942,003

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA International High Relative Profitability Portfolio, Cl I	946,793	$10,102,277
DFA International Real Estate Securities, Cl I	1,676,893	6,355,426
DFA International Small Cap Growth Portfolio, Cl I	113,213	1,530,645
DFA International Small Cap Value Portfolio, Cl I	581,936	10,370,097
DFA International Value Portfolio, Cl I	594,105	9,980,968
DFA Large Cap International Portfolio, Cl I	914,686	20,214,563
DFA Real Estate Securities Portfolio, Cl I	405,925	17,320,832
DFA US Small Cap Portfolio, Cl I	253,527	10,257,697
DFA US Small Cap Value Portfolio, Cl I	181,568	7,377,088
DFA US Targeted Value Portfolio, Cl I	821,593	23,037,481
Dimensional Emerging Markets High Profitability	14,078	322,521
iShares MSCI Global Min Vol Factor ETF	385,328	36,536,801
Schwab International Small Cap Equity ETF	60,162	1,891,493
Vanguard Small Cap Value ETF	36,894	5,903,778
Vanguard U.S. Quality Factor ETF	39,529	4,127,895
Vanguard U.S. Value Factor ETF	98,922	9,664,679
Total Registered Investment Companies
(Cost $202,153,693)		241,924,392
PREFERRED STOCK — 0.2%

BRAZIL — 0.2%
Cia Energetica de Minas Gerais(2)	43,679	102,094
Petroleo Brasileiro(2)	103,400	660,660

Total Preferred Stock
(Cost $586,909)		762,754
SHORT-TERM INVESTMENT — 2.2%

DWS Government Money Market Series, Institutional Shares, 2.260% (A)
(Cost $11,011,726)	11,011,726	11,011,726

Total Investments — 99.8%
(Cost $408,457,688)		$497,623,442

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

A list of open total return swap agreements held by the Fund at August 31, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGEX NAV	SOFR + 35 BPS	SPGEX	Annually	03/10/2023	USD	6,148,984	$(478,169)	$(478,169)

A list of open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI EAFE Index	18	Sep-2022	$1,723,344	$1,644,390	$(78,954)
S&P 500 Index E-MINI	3	Sep-2022	622,800	593,475	(29,325)
SGX Nifty 50	76	Sep-2022	2,674,273	2,661,520	(12,753)
			$5,020,417	$4,899,385	$(121,032)

Percentages are based on Net Assets of $498,402,944.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPGEX — Symmetry Panoramic Global Equity Fund
USD — U.S. Dollar
VOL — Volatility

The following table summarizes the inputs used as of August 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock
Australia	$–	$2,410,360	$–		$2,410,360
Austria	–	21,214	–		21,214
Belgium	–	42,855	–		42,855
Brazil	1,280,254	66,788	–		1,347,042
Canada	6,184,653	–	–		6,184,653
Chile	–	65,668	–		65,668
China	–	7,392,403	–		7,392,403
Denmark	–	1,001,862	–		1,001,862
Finland	–	579,487	–		579,487
France	–	2,193,461	–		2,193,461
Germany	–	717,529	–		717,529
Hong Kong	–	166,717	–		166,717
Hungary	–	117,873	–		117,873
Indonesia	–	2,187,192	–		2,187,192
Italy	46,524	127,978	–		174,502
Japan	–	12,397,125	–		12,397,125
Luxembourg	–	34,628	–		34,628
Malaysia	–	1,105,065	–		1,105,065
Mexico	1,276,969	–	–		1,276,969
Netherlands	–	1,500,177	–		1,500,177
Norway	–	1,541,566	–		1,541,566
Peru	170,158	–	–		170,158
Philippines	–	160,020	–		160,020
Poland	–	65,923	–		65,923
Portugal	–	23,724	–		23,724
Puerto Rico	303,861	–	–		303,861
Russia	–	–	–	(1)	–
Singapore	–	154,366	–		154,366
South Africa	114,814	1,623,567	–		1,738,381
South Korea	–	2,174,173	–		2,174,173
Spain	–	669,804	–		669,804
Sweden	–	1,210,264	–		1,210,264
Switzerland	172,277	1,164,578	–		1,336,855
Taiwan	709,892	3,276,321	–		3,986,213
Thailand	–	576,942	–		576,942
Turkey	–	437,012	–		437,012
United Kingdom	287,951	2,949,123	–		3,237,074
United States	184,582,167	520,285	–		185,102,452
Zambia	119,000	–	–		119,000
Total Common Stock	195,248,520	48,676,050	–		243,924,570
Registered Investment Companies	241,924,392	–	–		241,924,392
Preferred Stock
Brazil	762,754	–	–		762,754
Short-Term Investment	11,011,726	–	–		11,011,726
Total Investments in Securities	$448,947,392	$48,676,050	$–		$497,623,442

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2022

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(121,032)	$–	$–	$(121,032)
Total Return Swap^
Unrealized Depreciation	–	(478,169)	–	(478,169)
Total Other Financial Instruments	$(121,032)	$(478,169)	$–	$(599,201)

(1) For the year ended August 31, 2022, there were no significant changes into/out of Level 3. The transfer into Level 3 investments for the Fund was immaterial, although the unrealized appreciation/(depreciation) on this investment was $(113,989). This security was impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until August 31, 2022, Russian-held investments were valued at an approximately 100 percent discount from their last traded prices.

^ Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2022

SECTOR WEIGHTINGS† (UNAUDITED)

†	Percentages are based on total investments. Total investments do not include swaps.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
EQUITY FUNDS — 98.0%
AQR Emerging Multi-Style II Fund, Cl R6	625,585	$6,043,151
AQR International Defensive Style Fund, Cl R6	121,743	1,520,575
AQR International Multi-Style Fund, Cl R6	865,479	9,329,867
AQR Large Cap Defensive Style Fund, Cl R6	82,117	2,211,413
AQR Large Capital Multi-Style Fund, Cl R6	840,668	14,787,352
Avantis Emerging Markets Equity ETF	63,104	3,254,273
Avantis International Equity ETF	61,414	3,110,619
Avantis International Small Cap Value ETF	23,085	1,227,660
DFA Emerging Markets Portfolio, Cl I	151,617	4,020,879
DFA Emerging Markets Small Cap Portfolio, Cl I	106,096	2,256,652
DFA Emerging Markets Targeted Value Portfolio, Cl I	49,988	519,373
DFA International High Relative Profitability Portfolio, Cl I	257,140	2,743,684
DFA International Small Cap Growth Portfolio, Cl I	30,149	407,615
DFA International Small Cap Value Portfolio, Cl I	144,891	2,581,963
DFA Large Cap International Portfolio, Cl I	223,612	4,941,826
DFA Real Estate Securities Portfolio, Cl I	52,176	2,226,364
DFA US High Relative Profitability Portfolio, Cl I	383,633	6,586,977
Dimensional Emerging Markets High Profitability	68,000	1,557,853
Dimensional International Value ETF	90,524	2,589,892
Dimensional US Core Equity 2 ETF	184,656	4,529,612
Dimensional US Equity ETF	311,583	13,348,216
Dimensional US Marketwide Value ETF	198,615	6,486,766
Dimensional US Small Capital ETF	47,996	2,465,074
Dimensional US Targeted Value ETF	166,572	7,192,579
iShares MSCI Global Min Vol Factor ETF	89,394	8,476,339
Schwab International Small Cap Equity ETF	21,798	685,329
Vanguard Small Cap Value ETF	8,931	1,429,139

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2022

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard U.S. Quality Factor ETF	8,804	$919,375
Vanguard U.S. Value Factor ETF	17,776	1,736,715
Total Registered Investment Companies
(Cost $105,021,452)		119,187,132
SHORT-TERM INVESTMENT — 3.4%

DWS Government Money Market Series, Institutional Shares, 2.260% (A)
(Cost $4,078,479)	4,078,479	4,078,479

Total Investments — 101.4%
(Cost $109,099,931)		$123,265,611

A list of open total return swap agreements held by the Fund at August 31, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGTX NAV	SOFR + 35 BPS	SPGTX	Annually	03/10/2023	USD	2,529,642	$(384,665)	$(384,665)

Percentages are based on Net Assets of $121,582,056.

(A)	The rate reported is the 7-day effective yield as of August 31, 2022.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
SOFR — Secured Overnight Financing Rate
SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund
USD — U.S. Dollar
VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2022

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$119,187,132	$–	$–	$119,187,132
Short-Term Investment	4,078,479	–	–	4,078,479
Total Investments in Securities	$123,265,611	$–	$–	$123,265,611

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	–	(384,665)	–	(384,665)
Total Other Financial Instruments	$–	$(384,665)	$–	$(384,665)

^ Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
AUGUST 31, 2022

SECTOR WEIGHTINGS† (UNAUDITED)

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
FIXED INCOME FUNDS — 98.8%
iShares Core 1-5 Year USD Bond ETF, Cl 5	696,312	$32,817,185
JPMorgan U.S. Aggregate Bond ETF	601,693	28,646,603
Vanguard Short-Term Bond Index Fund, Cl Institutional Plus (A)	10,233,112	102,331,125
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	8,745,954	85,885,268
Total Registered Investment Companies
(Cost $262,321,260)		249,680,181
SHORT-TERM INVESTMENT — 0.8%

DWS Government Money Market Series, Institutional Shares, 2.260% (B)
(Cost $2,041,383)	2,041,383	2,041,383

Total Investments — 99.6%
(Cost $264,362,643)		$251,721,564

Percentages are based on Net Assets of $252,715,092.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class
ETF — Exchange-Traded Fund
USD — United States Dollar

As of August 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2022

SECTOR WEIGHTINGS† (UNAUDITED)

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.9%
	Shares	Value
MUNICIPAL BOND FUNDS — 97.9%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	992,113	$9,821,919
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,880,619	18,900,225
iShares National Muni Bond ETF	21,284	2,250,570
iShares Short-Term National Muni Bond ETF	41,178	4,287,865
Vanguard Tax-Exempt Bond Index ETF	89,702	4,460,881
Total Registered Investment Companies
(Cost $41,148,722)		39,721,460
SHORT-TERM INVESTMENT — 2.3%

DWS Government Money Market Series, Institutional Shares, 2.260% (B)
(Cost $913,219)	913,219	913,219

Total Investments — 100.2%
(Cost $42,061,941)		$40,634,679

Percentages are based on Net Assets of $40,552,053.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class
ETF — Exchange-Traded Fund

As of August 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
AUGUST 31, 2022

SECTOR WEIGHTINGS† (UNAUDITED)

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
FIXED INCOME FUNDS — 98.8%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,616,055	$26,239,028
JPMorgan U.S. Aggregate Bond ETF	953,300	45,386,613
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	13,848,408	135,991,363
Vanguard Total International Bond Index Fund, Cl Institutional (A)	5,487,425	161,824,169
Total Registered Investment Companies
(Cost $402,108,084)		369,441,173
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 2.260% (B)
(Cost $3,697,171)	3,697,171	3,697,171

Total Investments — 99.8%
(Cost $405,805,255)		$373,138,344

Percentages are based on Net Assets of $373,972,420.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class
ETF — Exchange-Traded Fund

As of August 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2022

SECTOR WEIGHTINGS† (UNAUDITED)

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 96.2%
	Shares	Value
EQUITY FUNDS — 96.2%
AQR Alternative Risk Premia Fund, Cl R6	628,649	$5,557,260
AQR Diversified Arbitrage Fund, Cl R6 (A)	923,373	10,960,439
AQR Managed Futures Strategy Fund, Cl R6 (A)	588,486	5,714,198
Total Registered Investment Companies
(Cost $21,625,689)		22,231,897
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 2.260% (B)
(Cost $227,602)	227,602	227,602

Total Investments — 97.2%
(Cost $21,853,291)		$22,459,499

Percentages are based on Net Assets of $23,114,020.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class

As of August 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Statements of Assets and Liabilities

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$524,097,852	$264,364,493	$497,623,442	$123,265,611
Foreign Currency, at Value ††	36	460,019	545,532	–
Dividends and Interest Receivable	647,240	304,757	583,238	123
Receivable for Capital Shares Sold	205,509	114,103	198,337	69,663
Cash Collateral on Futures Contracts	135,244	262,323	316,232	–
Reclaim Receivable	234	180,951	140,857	–
Receivable for Investment Securities Sold	–	–	–	3,995,000
Cash Collateral on Swap Contracts	–	300,000	540,000	280,000
Prepaid Expenses	12,790	8,538	12,616	5,947
Total Assets	525,098,905	265,995,184	499,960,254	127,616,344
Liabilities:
Unrealized Depreciation on Swap Contracts	333,679	402,192	478,169	384,665
Payable for Capital Shares Redeemed	330,444	121,653	277,874	119,313
Payable Due to Adviser	157,655	84,152	140,877	15,171
Shareholder Servicing Fees Payable	98,350	49,477	93,576	21,955
Unrealized Depreciation on Futures Contracts	67,422	51,136	121,032	–
Payable Due to Administrator	17,181	8,539	16,228	3,948
Audit Fees Payable	14,750	14,750	14,750	14,750
Trustees Fees Payable	5,531	5,531	5,531	5,531
Transfer Agent Fees Payable	4,758	4,303	4,724	3,949
Chief Compliance Officer Fees Payable	3,592	1,803	3,407	824
Payable for Investment Securities Purchased	–	408,559	320,929	5,456,108
Unrealized Depreciation on Spot Currency Contracts	–	89	69	–
Other Accrued Expenses	42,709	58,340	80,144	8,074
Total Liabilities	1,076,071	1,210,524	1,557,310	6,034,288
Net Assets	$524,022,834	$264,784,660	$498,402,944	$121,582,056
† Cost of Investments	$395,272,131	$238,041,906	$408,457,688	$109,099,931
†† Cost of Foreign Currency	–	465,225	550,422	–
Net Assets Consist of:
Paid-in Capital	$379,590,081	$248,779,330	$396,531,546	$107,458,348
Total Distributable Earnings	144,432,753	16,005,330	101,871,398	14,123,708
Net Assets	$524,022,834	$264,784,660	$498,402,944	$121,582,056

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	41,439,364	25,428,878	42,316,540	9,860,415
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$12.65	$10.41	$11.78	$12.33

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Statements of Assets and Liabilities

	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$251,721,564	$40,634,679	$373,138,344	$22,459,499
Receivable for Capital Shares Sold	907,708	16,476	142,750	669,301
Dividends and Interest Receivable	313,946	22,865	468,084	10
Receivable for Investment Securities Sold	–	–	10,138,554	–
Receivable Due from Adviser	–	1,157	–	4,414
Prepaid Expenses	8,253	4,208	10,003	12,656
Total Assets	252,951,471	40,679,385	383,897,735	23,145,880
Liabilities:
Payable for Capital Shares Redeemed	116,199	68,762	199,818	2,130
Shareholder Servicing Fees Payable	46,874	7,181	69,880	3,397
Payable Due to Adviser	22,838	–	60,600	–
Audit Fees Payable	14,750	14,750	14,750	14,750
Payable Due to Administrator	7,994	1,278	11,951	691
Trustees Fees Payable	5,531	5,531	5,531	5,531
Transfer Agent Fees Payable	4,271	3,793	4,468	3,707
Chief Compliance Officer Fees Payable	1,716	274	2,574	145
Payable for Investment Securities Purchased	–	–	9,531,760	–
Custodian Fees Payable	–	22,826	–	–
Other Accrued Expenses	16,206	2,937	23,983	1,509
Total Liabilities	236,379	127,332	9,925,315	31,860
Net Assets	$252,715,092	$40,552,053	$373,972,420	$23,114,020
† Cost of Investments	$264,362,643	$42,061,941	$405,805,255	$21,853,291
Net Assets Consist of:
Paid-in Capital	$266,338,176	$42,028,513	$407,323,314	$22,544,171
Total Distributable Earnings (Loss)	(13,623,084)	(1,476,460)	(33,350,894)	569,849
Net Assets	$252,715,092	$40,552,053	$373,972,420	$23,114,020

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	26,144,070	4,109,996	40,196,666	2,019,110
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$9.67	$9.87	$9.30	$11.45

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2022

Statements of Operations

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$9,103,975	$11,276,482	$13,941,247	$3,140,215
Less: Foreign Taxes Withheld	(7,839)	(479,871)	(371,027)	–
Total Investment Income	9,096,136	10,796,611	13,570,220	3,140,215

Expenses:
Investment Advisory Fees	3,189,719	2,093,507	3,512,902	815,967
Shareholder Servicing Fees	700,115	360,905	672,568	151,152
Administration Fees	212,396	109,535	204,215	45,997
Chief Compliance Officer Fees	23,929	12,335	22,992	5,139
Trustees' Fees	21,875	21,875	21,875	21,875
Legal Fees	73,952	37,927	70,868	15,930
Custodian Fees	68,998	146,563	186,517	8,968
Printing Fees	42,107	30,242	39,220	8,387
Transfer Agent Fees	28,092	25,698	28,095	23,225
Registration Fees	23,886	21,924	23,846	18,926
Audit Fees	16,653	16,653	16,653	16,653
Insurance and Other Expenses	49,015	38,734	54,092	13,937

Total Expenses	4,450,737	2,915,898	4,853,843	1,146,156
Less:
Waiver of Investment Advisory Fees	(1,179,547)	(986,469)	(1,510,212)	(489,579)
Reimbursement by Investment Adviser	(90,197)	–	(229,596)	(130,780)
Advisory Waiver Recapture	–	9,226	–	–
Net Expenses	3,180,993	1,938,655	3,114,035	525,797

Net Investment Income	5,915,143	8,857,956	10,456,185	2,614,418

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2022

Statements of Operations- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	$9,648,219	$(2,749,242)	$4,576,483	$(1,083,313)
Net Realized Gain (Loss) on Futures Contracts	125,284	(507,220)	(130,992)	–
Net Realized Loss on Foreign Currency Transactions	–	(165,300)	(150,265)	–
Net Realized Gain Received on Distributions from Registered Investment Companies	5,424,765	1,805,318	4,662,122	1,822,694
Net Realized Gain (Loss) on Swap Contracts	660,133	(51,006)	572,241	147,716
Net Change in Unrealized Depreciation on Investments	(72,291,679)	(65,103,314)	(90,892,271)	(20,742,391)
Net Change in Unrealized Depreciation on Futures Contracts	(236,242)	(180,592)	(389,451)	–
Net Change in Unrealized Depreciation on Swap Contracts	(1,091,078)	(546,185)	(1,088,510)	(625,358)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	36	(38,670)	(30,835)	–
Net Realized and Unrealized Loss on Investments, Distributions from Registered Investment Companies, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(57,760,562)	(67,536,211)	(82,871,478)	(20,480,652)
Net Decrease in Net Assets Resulting from Operations	$(51,845,419)	$(58,678,255)	$(72,415,293)	$(17,866,234)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2022

Statements of Operations

	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$4,214,950	$313,332	$9,587,895	$46,280
Total Investment Income	4,214,950	313,332	9,587,895	46,280

Expenses:
Investment Advisory Fees	1,160,278	189,694	2,050,403	95,197
Shareholder Servicing Fees	315,896	47,809	476,472	9,266
Administration Fees	94,486	14,792	144,467	2,729
Trustees' Fees	21,875	21,875	21,875	21,875
Chief Compliance Officer Fees	10,596	1,650	16,229	295
Legal Fees	32,912	5,108	50,117	1,053
Printing Fees	26,496	4,501	32,630	1,177
Transfer Agent Fees	25,085	22,292	26,347	21,681
Registration Fees	21,189	18,015	22,595	18,883
Custodian Fees	17,934	2,828	27,306	359
Audit Fees	16,653	16,653	16,653	16,653
Insurance and Other Expenses	18,028	11,803	21,963	11,360

Total Expenses	1,761,428	357,020	2,907,057	200,528
Less:
Waiver of Investment Advisory Fees	(515,682)	(88,793)	(1,064,636)	(73,058)
Reimbursement by Investment Adviser	(191,500)	(103,204)	(151,535)	(90,656)
Net Expenses	1,054,246	165,023	1,690,886	36,814

Net Investment Income	3,160,704	148,309	7,897,009	9,466

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments Sold	(1,552,455)	(38,681)	(2,179,160)	(11,050)
Net Realized Gain Received on Distributions from Registered Investment Companies	571,149	54	1,568,621	–
Net Change in Unrealized Appreciation (Depreciation) on Investments	(26,496,076)	(1,591,198)	(56,171,336)	493,056
Net Realized and Unrealized Gain (Loss) on Investments and Distributions from Registered Investment Companies	(27,477,382)	(1,629,825)	(56,781,875)	482,006
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,316,678)	$(1,481,516)	$(48,884,866)	$491,472

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Equity Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations:
Net Investment Income	$5,915,143	$5,608,275
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	15,858,401	53,963,202
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(73,618,963)	120,743,169
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,845,419)	180,314,646

Distributions	(41,595,804)	(6,274,118)

Capital Share Transactions:
Class I Shares:
Issued	73,723,250	75,353,617
Reinvestment of Distributions	41,595,388	6,264,504
Redeemed	(134,098,423)	(175,576,028)
Net Class I Share Transactions	(18,779,785)	(93,957,907)
Net Decrease in Net Assets from Share Transactions	(18,779,785)	(93,957,907)
Total Increase (Decrease) in Net Assets	(112,221,008)	80,082,621

Net Assets:
Beginning of Year	636,243,842	556,161,221
End of Year	$524,022,834	$636,243,842

Share Transactions:
Class I Shares:
Issued	5,374,229	5,851,594
Reinvestment of Distributions	2,916,337	513,063
Redeemed	(9,520,501)	(13,942,573)
Net Decrease in Shares Outstanding from Share Transactions	(1,229,935)	(7,577,916)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	International Equity Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations:
Net Investment Income	$8,857,956	$4,084,019
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(1,667,450)	8,859,847
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(65,868,761)	61,911,001
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,678,255)	74,854,867

Distributions	(7,382,351)	(3,768,487)

Capital Share Transactions:
Class I Shares:
Issued	41,173,972	39,414,019
Reinvestment of Distributions	7,381,696	3,762,883
Redeemed	(43,393,393)	(79,581,029)
Net Class I Share Transactions	5,162,275	(36,404,127)
Net Increase (Decrease) in Net Assets from Share Transactions	5,162,275	(36,404,127)
Total Increase (Decrease) in Net Assets	(60,898,331)	34,682,253

Net Assets:
Beginning of Year	325,682,991	291,000,738
End of Year	$264,784,660	$325,682,991

Share Transactions:
Class I Shares:
Issued	3,495,297	3,294,255
Reinvestment of Distributions	585,849	319,430
Redeemed	(3,634,729)	(6,807,957)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	446,417	(3,194,272)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Equity Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations:
Net Investment Income	$10,456,185	$6,434,816
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	9,529,589	42,205,199
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(92,401,067)	110,494,540
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,415,293)	159,134,555

Distributions	(28,308,288)	(6,625,431)

Capital Share Transactions:
Class I Shares:
Issued	64,422,074	68,254,536
Reinvestment of Distributions	28,307,555	6,615,548
Redeemed	(100,343,997)	(163,926,572)
Net Class I Share Transactions	(7,614,368)	(89,056,488)
Net Decrease in Net Assets from Share Transactions	(7,614,368)	(89,056,488)
Total Increase (Decrease) in Net Assets	(108,337,949)	63,452,636

Net Assets:
Beginning of Year	606,740,893	543,288,257
End of Year	$498,402,944	$606,740,893

Share Transactions:
Class I Shares:
Issued	4,967,378	5,470,050
Reinvestment of Distributions	2,066,454	549,008
Redeemed	(7,591,026)	(13,468,529)
Net Decrease in Shares Outstanding from Share Transactions	(557,194)	(7,449,471)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Tax-Managed Global Equity Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations:
Net Investment Income	$2,614,418	$1,253,583
Net Realized Gain on Investments, Foreign Currency Transactions and Swap Contracts	887,097	959,364
Net Change in Unrealized Appreciation (Depreciation) on Investments, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(21,367,749)	25,978,699
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,866,234)	28,191,646

Distributions	(2,015,323)	(1,170,435)

Capital Share Transactions:
Class I Shares:
Issued	34,373,790	31,934,415
Reinvestment of Distributions	2,015,323	1,167,237
Redeemed	(18,595,749)	(20,910,387)
Net Class I Share Transactions	17,793,364	12,191,265
Net Increase in Net Assets from Share Transactions	17,793,364	12,191,265
Total Increase (Decrease) in Net Assets	(2,088,193)	39,212,476

Net Assets:
Beginning of Year	123,670,249	84,457,773
End of Year	$121,582,056	$123,670,249

Share Transactions:
Class I Shares:
Issued	2,533,794	2,452,418
Reinvestment of Distributions	138,988	94,666
Redeemed	(1,376,491)	(1,626,612)
Net Increase in Shares Outstanding from Share Transactions	1,296,291	920,472

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Fixed Income Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations:
Net Investment Income	$3,160,704	$3,184,099
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(981,306)	398,682
Net Change in Unrealized Depreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(26,496,076)	(3,854,678)
Net Decrease in Net Assets Resulting from Operations	(24,316,678)	(271,897)

Distributions	(3,310,752)	(3,593,802)

Capital Share Transactions:
Class I Shares:
Issued	82,933,629	63,180,394
Reinvestment of Distributions	3,309,761	3,577,411
Redeemed	(64,828,411)	(61,410,502)
Net Class I Share Transactions	21,414,979	5,347,303
Net Increase in Net Assets from Share Transactions	21,414,979	5,347,303
Total Increase (Decrease) in Net Assets	(6,212,451)	1,481,604

Net Assets:
Beginning of Year	258,927,543	257,445,939
End of Year	$252,715,092	$258,927,543

Share Transactions:
Class I Shares:
Issued	8,160,493	5,853,887
Reinvestment of Distributions	326,392	330,931
Redeemed	(6,416,600)	(5,673,566)
Net Increase in Shares Outstanding from Share Transactions	2,070,285	511,252

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Municipal Fixed Income Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations:
Net Investment Income	$148,309	$123,056
Net Realized Loss on Investments	(38,627)	(7,504)
Net Change in Unrealized Depreciation on Investments	(1,591,198)	(95,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,481,516)	19,608

Distributions	(148,461)	(123,054)

Capital Share Transactions:
Class I Shares:
Issued	12,892,923	16,390,588
Reinvestment of Distributions	148,445	122,633
Redeemed	(9,224,313)	(4,882,124)
Net Class I Share Transactions	3,817,055	11,631,097
Net Increase in Net Assets from Share Transactions	3,817,055	11,631,097
Total Increase in Net Assets	2,187,078	11,527,651

Net Assets:
Beginning of Year	38,364,975	26,837,324
End of Year	$40,552,053	$38,364,975

Share Transactions:
Class I Shares:
Issued	1,280,769	1,594,315
Reinvestment of Distributions	14,849	11,934
Redeemed	(922,564)	(474,782)
Net Increase in Shares Outstanding from Share Transactions	373,054	1,131,467

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Fixed Income Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations:
Net Investment Income	$7,897,009	$3,641,568
Net Realized Gain (Loss) on Investments	(610,539)	1,253,784
Net Change in Unrealized Depreciation on Investments	(56,171,336)	(4,286,797)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,884,866)	608,555

Distributions	(8,794,995)	(4,540,290)

Capital Share Transactions:
Class I Shares:
Issued	82,888,271	92,377,046
Reinvestment of Distributions	8,794,378	4,532,069
Redeemed	(63,065,011)	(92,499,263)
Net Class I Share Transactions	28,617,638	4,409,852
Net Increase in Net Assets from Share Transactions	28,617,638	4,409,852
Total Increase (Decrease) in Net Assets	(29,062,223)	478,117

Net Assets:
Beginning of Year	403,034,643	402,556,526
End of Year	$373,972,420	$403,034,643

Share Transactions:
Class I Shares:
Issued	8,191,913	8,587,314
Reinvestment of Distributions	860,003	419,466
Redeemed	(6,322,378)	(8,553,932)
Net Increase in Shares Outstanding from Share Transactions	2,729,538	452,848

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Alternatives Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations:
Net Investment Income	$9,466	$26,707
Net Realized Gain (Loss) on Investments	(11,050)	5,931
Net Change in Unrealized Appreciation on Investments	493,056	111,875
Net Increase in Net Assets Resulting from Operations	491,472	144,513

Distributions	(30,464)	—

Capital Share Transactions:
Class I Shares:
Issued	22,015,358	414,148
Reinvestment of Distributions	30,464	—
Redeemed	(880,754)	—
Net Class I Share Transactions	21,165,068	414,148
Net Increase in Net Assets from Share Transactions	21,165,068	414,148
Total Increase in Net Assets	21,626,076	558,661

Net Assets:
Beginning of Year	1,487,944	929,283
End of Year	$23,114,020	$1,487,944

Share Transactions:
Class I Shares:
Issued	1,952,182	43,637
Reinvestment of Distributions	2,943	—
Redeemed	(78,390)	—
Net Increase in Shares Outstanding from Share Transactions	1,876,735	43,637

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$14.91	$11.07	$10.58	$10.00
Income from Operations:
Net Investment Income(1)	0.14	0.12	0.12	0.11
Net Realized and Unrealized Gain (Loss)	(1.38)	3.86	0.59	0.51
Total from Operations	(1.24)	3.98	0.71	0.62
Dividends and Distributions:
Net Investment Income	(0.11)	(0.14)	(0.12)	(0.04)
Net Realized Gain	(0.91)	—	(0.10)	—
Total Dividends and Distributions	(1.02)	(0.14)	(0.22)	(0.04)
Net Asset Value, End of Year/Period	$12.65	$14.91	$11.07	$10.58
Total Return†	(9.04)%	36.19%	6.73%	6.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$524,023	$636,244	$556,161	$506,766
Ratio of Expenses to Average Net Assets(2)	0.55%	0.54%‡	0.48%	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.77%	0.77%	0.76%	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.02%	0.96%	1.15%	1.32	%**
Portfolio Turnover Rate	26%	65%	83%	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$13.04	$10.33	$10.19	$10.00
Income from Operations:
Net Investment Income(1)	0.35	0.16	0.25	0.23
Net Realized and Unrealized Gain (Loss)	(2.68)	2.69	0.22	0.06
Total from Operations	(2.33)	2.85	0.47	0.29
Dividends and Distributions:
Net Investment Income	(0.30)	(0.14)	(0.33)	(0.10)
Total Dividends and Distributions	(0.30)	(0.14)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$10.41	$13.04	$10.33	$10.19
Total Return†	(18.28)%	27.78%	4.38%	2.93%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$264,785	$325,683	$291,001	$264,900
Ratio of Expenses to Average Net Assets(2)	0.65%	0.65%‡	0.65%	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.97%	0.96%	1.00%	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.96%	1.31%	2.51%	2.72	%**
Portfolio Turnover Rate	35%	28%	88%	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$14.15	$10.80	$10.43	$10.00
Income from Operations:
Net Investment Income(1)	0.25	0.14	0.17	0.16
Net Realized and Unrealized Gain (Loss)	(1.95)	3.35	0.46	0.33
Total from Operations	(1.70)	3.49	0.63	0.49
Dividends and Distributions:
Net Investment Income	(0.20)	(0.14)	(0.21)	(0.06)
Net Realized Gain	(0.47)	—	(0.05)	—
Total Dividends and Distributions	(0.67)	(0.14)	(0.26)	(0.06)
Net Asset Value, End of Year/Period	$11.78	$14.15	$10.80	$10.43
Total Return†	(12.63)%	32.59%	5.97%	4.99%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$498,403	$606,741	$543,288	$507,434
Ratio of Expenses to Average Net Assets(2)	0.56%	0.56%‡	0.52%	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.87%	0.87%	0.88%	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.88%	1.13%	1.70%	1.92	%**
Portfolio Turnover Rate	32%	52%	86%	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$14.44	$11.05	$10.49	$10.00
Income from Operations:
Net Investment Income(1)	0.28	0.16	0.13	0.08
Net Realized and Unrealized Gain (Loss)	(2.16)	3.38	0.57	0.44
Total from Operations	(1.88)	3.54	0.70	0.52
Dividends and Distributions:
Net Investment Income	(0.23)	(0.15)	(0.14)	(0.03)
Total Dividends and Distributions	(0.23)	(0.15)	(0.14)	(0.03)
Net Asset Value, End of Year/Period	$12.33	$14.44	$11.05	$10.49
Total Return†	(13.28)%	32.28%	6.64%	5.20%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$121,582	$123,670	$84,458	$27,235
Ratio of Expenses to Average Net Assets(2)	0.42%	0.42%	0.42%	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.91%	0.92%	0.99%	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.08%	1.21%	1.26%	0.98	%**
Portfolio Turnover Rate	7%	39%	65%	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.76	$10.93	$10.61	$10.00
Income from Operations:
Net Investment Income(1)	0.13	0.14	0.20	0.18
Net Realized and Unrealized Gain (Loss)	(1.09)	(0.15)	0.33	0.59
Total from Operations	(0.96)	(0.01)	0.53	0.77
Dividends and Distributions:
Net Investment Income	(0.12)	(0.14)	(0.20)	(0.16)
Net Realized Gain	(0.01)	(0.02)	(0.01)	—
Total Dividends and Distributions	(0.13)	(0.16)	(0.21)	(0.16)
Net Asset Value, End of Year/Period	$9.67	$10.76	$10.93	$10.61
Total Return†	(8.97)%	(0.13)%	5.02%	7.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$252,715	$258,928	$257,446	$201,574
Ratio of Expenses to Average Net Assets(2)	0.41%	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.68%	0.69%	0.68%	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.23%	1.27%	1.84%	2.15	%**
Portfolio Turnover Rate	56%	6%	10%	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.27	$10.30	$10.23	$10.00
Income from Operations:
Net Investment Income(1)	0.04	0.04	0.08	0.09
Net Realized and Unrealized Gain (Loss)	(0.40)	(0.03)	0.07	0.22
Total from Operations	(0.36)	0.01	0.15	0.31
Dividends and Distributions:
Net Investment Income	(0.04)	(0.04)	(0.08)	(0.08)
Total Dividends and Distributions	(0.04)	(0.04)	(0.08)	(0.08)
Net Asset Value, End of Year/Period	$9.87	$10.27	$10.30	$10.23
Total Return†	(3.54)%	0.10%	1.51%	3.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$40,552	$38,365	$26,837	$8,643
Ratio of Expenses to Average Net Assets(2)	0.41%	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.88%	0.94%	1.06%	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.37%	0.39%	0.82%	1.10	%**
Portfolio Turnover Rate	5%	8%	8%	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.76	$10.88	$10.82	$10.00
Income from Operations:
Net Investment Income(1)	0.20	0.10	0.24	0.23
Net Realized and Unrealized Gain (Loss)	(1.44)	(0.09)	0.09	0.81
Total from Operations	(1.24)	0.01	0.33	1.04
Dividends and Distributions:
Net Investment Income	(0.20)	(0.10)	(0.25)	(0.22)
Net Realized Gain	(0.02)	(0.03)	(0.02)	—
Total Dividends and Distributions	(0.22)	(0.13)	(0.27)	(0.22)
Net Asset Value, End of Year/Period	$9.30	$10.76	$10.88	$10.82
Total Return†	(11.66)%	0.06%	3.16%	10.58%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$373,972	$403,035	$402,557	$368,586
Ratio of Expenses to Average Net Assets(2)	0.43%	0.43%	0.43%	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.74%	0.74%	0.74%	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.00%	0.93%	2.26%	2.75	%**
Portfolio Turnover Rate	9%	6%	13%	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.45	$9.41	$10.00	$10.00
Income from Operations:
Net Investment Income(1)	0.01	0.20	0.16	0.03
Net Realized and Unrealized Gain (Loss)	1.20	0.84	(0.57)	0.20
Total from Operations	1.21	1.04	(0.41)	0.23
Dividends and Distributions:
Net Investment Income	(0.21)	—	(0.17)	(0.23)
Return of Capital	—	—	(0.01)	—
Total Dividends and Distributions	(0.21)	—	(0.18)	(0.23)
Net Asset Value, End of Year/Period	$11.45	$10.45	$9.41	$10.00
Total Return†	11.84%	11.05%	(4.14)%	2.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$23,114	$1,488	$929	$935
Ratio of Expenses to Average Net Assets(2)	0.50%	0.50%	0.50%	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	2.72%	7.71%	9.46%	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.13%	1.94%	1.67%	0.33	%**
Portfolio Turnover Rate	5%	7%	37%	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Notes to Financial Statements

1.    Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, SSGA Active ETF Trust, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize at least one sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

2.    Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not readily available are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon the outstanding value by contract and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving,

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Adviser has analyzed the Funds' tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds' financial statements. The Funds' U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

As of and during the year ended August 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2022, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the year ended August 31, 2022. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2022.

For the year ended August 31, 2022, the average monthly notional amount of futures contracts held were as follows:

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$1,660,658	$5,531,667	$5,571,487

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of August 31, 2022, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a cash balance to meet redemptions without suffering a significant cash drag. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

For the year ended August 31, 2022, the monthly average balances of swap contracts held by the Funds was as follows:

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Average Monthly Notional Balance Long	$7,671,753	$3,270,036	$6,108,991	$2,622,988

For the year ended August 31, 2022, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $450,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds evenly and/or based on relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund

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each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the year ending August 31, 2022, the Symmetry US Fixed Income Fund borrowed $550,000 at a rate of 1.81% on May 3, 2022 from the Symmetry Global Fixed Income Fund. For the year ending August 31, 2022, the Symmetry Alternatives Fund borrowed $275,000 at a rate of 2.31% on May 16, 2022 from the Symmetry Global Fixed Income Fund. There were no outstanding loan balances as of August 31, 2022.

3.    Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, SEI Investments Distribution Co. (the “Distributor”) and/or Atlantic Consulting Services, LLC (now part of the Apex Group Ltd.) (“Atlantic Consulting”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of Atlantic Consulting are paid for by the Trust as incurred pursuant to a Compliance Services Agreement between the Trust and Atlantic Fund Services. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.    Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

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The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended August 31, 2022, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$212,396
Symmetry Panoramic International Equity Fund	109,535
Symmetry Panoramic Global Equity Fund	204,215
Symmetry Panoramic Tax-Managed Global Equity Fund	45,997
Symmetry Panoramic US Fixed Income Fund	94,486
Symmetry Panoramic Municipal Fixed Income Fund	14,792
Symmetry Panoramic Global Fixed Income Fund	144,467
Symmetry Panoramic Alternatives Fund	2,729

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.     Investment Advisory Agreement:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board of Trustees, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for

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developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board of Trustees. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2022 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

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Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Fixed Income Fund	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.43%
Symmetry Panoramic Alternatives Fund	0.50%

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2022 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board of Trustees without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

For the year ended August 31, 2022, the Adviser recaptured previously waived fees of $9,226 for the Symmetry Panoramic International Equity Fund.

As of August 31, 2022, the amounts of waivers/reimbursements subject to recoupment are as follows:

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	Amount expiring in 2023	Amount expiring in 2024	Amount expiring in 2025
Symmetry Panoramic US Equity Fund	$249,142	$108,126	$90,197
Symmetry Panoramic International Equity Fund	89,518	22,628	—
Symmetry Panoramic Global Equity Fund	412,180	247,654	229,596
Symmetry Panoramic Tax-Managed Global Equity Fund	93,220	113,110	130,780
Symmetry Panoramic US Fixed Income Fund	166,041	201,285	191,500
Symmetry Panoramic Municipal Fixed Income Fund	77,251	97,750	103,204
Symmetry Panoramic Global Fixed Income Fund	142,780	152,426	151,535
Symmetry Panoramic Alternatives Fund	72,901	85,801	90,656

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser pays AQR and DFA a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6.    Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended August 31, 2022, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$148,913,768	$183,684,503
Symmetry Panoramic International Equity Fund	110,298,725	101,286,239
Symmetry Panoramic Global Equity Fund	176,095,833	195,536,561
Symmetry Panoramic Tax-Managed Global Equity Fund	31,879,020	8,002,730
Symmetry Panoramic US Fixed Income Fund	165,224,631	143,952,172
Symmetry Panoramic Municipal Fixed Income Fund	5,728,814	2,029,117
Symmetry Panoramic Global Fixed Income Fund	75,361,131	35,875,635

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	Purchases	Sales and Maturities
Symmetry Panoramic Alternatives Fund	$20,672,716	$397,252

7.    Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to tax adjustments for gains on redemption in-kind and equalization. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2022:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(6,171,007)	$6,171,007
Symmetry Panoramic Global Equity Fund	(1,261,530)	1,261,530
Symmetry Panoramic Municipal Fixed Income Fund	3	(3)
Symmetry Panoramic Alternatives Fund	1,230	(1,230)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2022 and 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2022	$29,786,484	$11,809,320	$—	$41,595,804
2021	6,274,118	—	—	6,274,118
Symmetry Panoramic International Equity Fund
2022	7,382,351	—	—	7,382,351
2021	3,768,487	—	—	3,768,487

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	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic Global Equity Fund
2022	$25,758,968	$2,549,320	$—	$28,308,288
2021	6,625,431	—	—	6,625,431
Symmetry Panoramic Tax-Managed Global Equity Fund
2022	2,015,323	—	—	2,015,323
2021	1,170,435	—	—	1,170,435
Symmetry Panoramic US Fixed Income Fund
2022	3,147,380	163,372	—	3,310,752
2021	3,535,314	58,488	—	3,593,802
Symmetry Panoramic Municipal Fixed Income Fund
2022	—	—	148,461	148,461
2021	—	—	123,054	123,054
Symmetry Panoramic Global Fixed Income Fund
2022	7,996,330	798,665	—	8,794,995
2021	4,540,290	—	—	4,540,290
Symmetry Panoramic Alternatives Fund
2022	30,464	—	—	30,464
2021	—	—	—	—

As of August 31, 2022, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$16,624,300	$3,601,039	$12,991,344	$913,379
Undistributed Long-Term Capital Gain	–	–	710,387	–
Undistributed Tax-Exempt Income	–	–	–	–
Post-October Losses	–	(1,533,531)	–	–
Late-Year Loss Deferral	–	–	–	–
Capital Loss Carryforwards	–	(11,598,140)	–	(533,003)
Unrealized Appreciation	127,808,454	25,535,964	88,169,671	13,743,334
Other Temporary Differences	(1)	(2)	(4)	(2)
Total Distributable Earnings	$144,432,753	$16,005,330	$101,871,398	$14,123,708

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	Symmetry Panoramic US Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$13,551	$–	$18,431	$4,836
Undistributed Tax-Exempt Income	–	319	–	–
Post-October Losses	(616,378)	(36,607)	(548,258)	(1,668)
Late-Year Loss Deferral	–	–	–	–
Capital Loss Carryforwards	(32,407)	(7,439)	–	(28,634)
Unrealized Appreciation/(Depreciation)	(12,987,849)	(1,432,736)	(32,821,067)	595,315
Other Temporary Differences	(1)	3	–	–
Total Distributable Earnings (Accumulated Losses)	$(13,623,084)	$(1,476,460)	$(33,350,894)	$569,849

Post-October losses represent losses realized on investment transactions from November 1, 2021 through August 31, 2022, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2022 through August 31, 2022 and specified losses realized on investment transactions from November 1, 2021 through August 31, 2022.

The Symmetry Panoramic International Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund had Post-October losses of $1,533,531, $616,378, $36,607, $548,258 and $1,668, respectively. The funds elect to treat each as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic International Equity Fund	$5,705,729	$5,892,411	$11,598,140
Symmetry Panoramic Tax-Managed Global Equity Fund	533,003	—	533,003
Symmetry Panoramic US Fixed Income Fund	32,407	—	32,407
Symmetry Panoramic Municipal Fixed Income Fund	7,439	—	7,439
Symmetry Panoramic Alternatives Fund	22,807	5,827	28,634

For federal income tax purposes, the cost of securities owned at August 31, 2022, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at August 31, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$395,955,755	$134,956,855	$(7,148,401)	$127,808,454
Symmetry Panoramic International Equity Fund	238,379,951	30,398,808	(4,862,844)	25,535,964
Symmetry Panoramic Global Equity Fund	408,938,271	96,347,202	(8,177,531)	88,169,671
Symmetry Panoramic Tax-Managed Global Equity Fund	109,137,613	14,699,482	(956,148)	13,743,334
Symmetry Panoramic US Fixed Income Fund	264,709,413	—	(12,987,849)	(12,987,849)
Symmetry Panoramic Municipal Fixed Income Fund	42,067,415	—	(1,432,736)	(1,432,736)
Symmetry Panoramic Global Fixed Income Fund	405,959,411	—	(32,821,067)	(32,821,067)
Symmetry Panoramic Alternatives Fund	21,864,184	606,208	(10,893)	595,315

8.    In-Kind Transfer:

During the year ended August 31, 2022, the Symmetry Panoramic US Equity Fund had an investor accept securities in lieu of cash.

	Shares Redeemed	Value of Securities	Cash	Total	Realized Gain
Symmetry Panoramic US Equity Fund	279,260	$3,692,593	$122,100	$3,814,693	$1,890,797

9.    Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

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Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and

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receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”), is exposed to the risk that its operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

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Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

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Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●	Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

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There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

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Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price

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because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates,

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currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

°	Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the

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Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

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Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like

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or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger,

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more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be

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volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or epidemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governments and central banks may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other governmental intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governments and central banks also may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

The outbreak of the COVID-19 respiratory disease was first detected in China in late 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving, and cases of the virus have been identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These circumstances also have caused significant volatility, declines in global financial markets, and losses for investors, which may recur or worsen. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

Health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. The impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, could result in a general decline in the global economy, and negatively affect the performance of individual countries, industries, sectors or companies in significant and unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency

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of particular companies, negatively impact market values, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund.

Governments and central banks around the world have taken a variety of unprecedented actions to stimulate the economy and calm the financial markets. For example, in March 2020, the U.S. government adopted the largest economic stimulus package in recent history, estimated at $2 trillion, which is aimed at supporting American workers and businesses adversely affected by economic upheaval stemming from the COVID-19 pandemic. The law provides for loans and other disbursements to a wide swath of the economy, including direct payments to Americans and loans to large and small companies, as well as expanding unemployment insurance. The ultimate effect of these efforts is not yet known, and they may not be successful.

In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes have been or are being implemented or considered in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates, and again in 2020 with large stimulus initiatives intended to respond to economic stresses stemming from the COVID-19 pandemic. The Fed has signaled that it plans to maintain its interventions at an elevated level. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, and negatively impact a Fund’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

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Markets generally and the energy sector specifically also have been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus and by price competition among key oil producing countries.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate change or other significant policy initiatives, whether brought about by U.S. policy makers or by dislocations in world markets. Extremely low or negative interest rates may become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008

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financial crisis. The United States is also said to be considering significant new investments in infrastructure, national defense and other spending priorities which, coupled with lower federal tax rates, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

The implementation and the resulting impact of the United Kingdom’s January 31, 2020 departure from the European Union (the “EU”), commonly referred to as “Brexit,” remain uncertain. The effect on the economies of the United Kingdom and the EU will likely depend on the nature of trade relations between the United Kingdom and the EU and other major economies following Brexit, which are subject to negotiation. During a transition period that was extended to December 2020, the United Kingdom will have access to the EU single market and be subject to EU regulation. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. These losses could adversely affect corporate issuers and borrowers as well as mortgage lenders, the value of securities of companies and other issuers affected by these developments (such as mortgage-backed securities), the bonds of municipalities that depend on tax revenues and tourist dollars generated by properties in affected areas, and insurers of the property and/or of corporate, municipal or mortgage backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.

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The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from

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the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC. These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

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AUGUST 31, 2022

REIT Risk — There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternative Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if a Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

10.    Other:

As of August 31, 2022, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each fund, were as follows:

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	2	85.83%
Symmetry Panoramic International Equity Fund	2	86.43%
Symmetry Panoramic Global Equity Fund	2	86.97%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	82.54%
Symmetry Panoramic US Fixed Income Fund	3	91.25%
Symmetry Panoramic Municipal Fixed Income Fund	3	81.43%
Symmetry Panoramic Global Fixed Income Fund	2	85.96%
Symmetry Panoramic Alternatives Fund	3	85.53%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.    Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of August 31, 2022.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Symmetry Panoramic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund (the “Funds”), each a series of Symmetry Panoramic Trust, as of August 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 28, 2022

(This Page Intentionally Left Blank.)

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TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, year of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is Symmetry Partners, LLC, 151 National Drive, Glastonbury, Connecticut 06033. Trustees who are deemed not to be “interested persons” of the Trust are referred

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served
INTERESTED TRUSTEE
John McDermott (1962)	Chairman, Trustee	Trustee (Since 2018)
INDEPENDENT TRUSTEES
Tracie Ahern (1968)	Trustee	Trustee (Since 2018)

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AUGUST 31, 2022

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

to as “Independent Trustees.” The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-796-3863. The following chart lists Trustees and Officers as of August 31, 2022:

Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held in the Past Five Years
Consultant, Chief Investment Strategist, Symmetry Partners, LLC (2005-present); Chair, Department of Finance, Fairfield University School of Business (2014-present). Qualifications: Dr. McDermott’s experience includes research on hedging, market liquidity, and index reconstitution, which has been published in notable financial journals including the Journal of Banking and Finance, Journal of Financial Markets, Journal of Futures Market, and Journal of Index Investing. Dr. McDermott also serves as a member of the Index Committee for Janus Index and Calculation Services.	8	None.
Chief Financial Officer, PineBridge Investments (April 2019 - Present); Principal, Danesmead Partners (July 2016- April 2019). Qualifications: Ms. Ahern’s experience includes serving as an Independent Trustee on the boards of mutual funds and private equity/hedge funds. She also has served on several executive committees for several institutions, including Brightwood Capital Advisors LLC. Ms. Ahern is a Certified Public Accountant and has significant experience with SEC Regulatory Reporting including Public Company Financial Reporting.	8	None.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served
INDEPENDENT TRUSTEES (Continued)
Jack Jennings (1957)	Trustee	Trustee (Since 2018)
Thomas P. Lemke (1954)	Trustee	Trustee (Since 2018)
Fred Naddaff (1958)	Trustee	Trustee (Since 2018)

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held in the Past 5 Years
Executive Dean for Administration, Harvard Graduate School of Education (2008- present). Qualifications: Mr. Jennings has 32 years of financial planning and management experience. He also has more than 20 years of experience directing, developing, and implementing strategic plans and organizational change. Mr. Jennings also has 18 years of experience in higher education, including 4 years of experience as undergraduate management professor.	8	None.
Retired (2013-present). Qualifications: Mr. Lemke’s experience includes serving as an Independent Trustee on boards of mutual funds. He serves as Chair of a Board Governance Committee. Mr. Lemke also is a former co-chair of the Investment Management Group at Morgan, Lewis & Bockius, LLP. In addition, Mr. Lemke’s experience includes serving as General Counsel and Head of Governance at Legg Mason, Inc.	8	Independent Director, J.P. Morgan Exchange Traded Funds; Independent Director, SEI Advisors Inner Circle Fund III.
Retired; Chief Operating Officer of Transfer Agency and Investor Services, FIS Global Asset Management (2012-2018). Qualifications: Mr. Naddaff’s experience includes a 40 year career in the financial services industry. He has experience in all aspects of mutual fund operations, fund accounting, administration, regulatory and compliance. In addition to FIS Global, he has held senior management positions at Citi Fund Services, BISYS Fund Services and First Data Investor Services Group.	8	None.

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AUGUST 31, 2022

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position(s) Held with the Trust
OFFICERS
Philip McDonald (1976)	President
Andrew Metzger (1980)	Treasurer, Principal Financial Officer
Carlyn Edgar (1963)	Chief Compliance Officer
Rebecca Cioban (1984)	Vice President
Timothy Richards (1973)	Chief Legal Officer, Secretary
Zachary Tackett (1988)	Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
Director of Investments, Symmetry Partners, LLC (December 2017-present); Director of Fixed Income and Alternatives, Symmetry Partners, LLC (June 2016-November 2017.	8	None.
Director of Fund Accounting, SEI Investments, (2020-present); Senior Director, Embark (2019-2020); Senior Manager, PricewaterhouseCoopers LLP (2002-2019).	8	None.
Senior Vice President, Apex Group Ltd. (2008- present).	8	None.
Associate Director (January 2020-present); Senior Research Associate, Symmetry Partners, LLC (December 2016-December 2019).	8	None.
Chief Compliance Officer, Symmetry Partners, LLC (December 2019-present); Chief Compliance Officer, Apella Capital, LLC (June 2018-present); Chief Compliance Officer, USQ Core Real Estate Fund (2017); Director, Chenery Compliance Group (2017-2018) Chief Compliance Officer, Quaker Investment Trust and Quaker Funds, Inc. (2002- 2017).	8	None.
Counsel, Apex Group Ltd. (2014-present).	8	None.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2022 to August 31, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

□    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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Disclosure of Fund Expenses (Unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$926.70	0.55%	$2.67
Hypothetical 5% Return	$1,000.00	$1,022.43	0.55%	$2.80
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$861.00	0.65%	$3.05
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$899.90	0.56%	$2.68
Hypothetical 5% Return	$1,000.00	$1,022.38	0.56%	$2.85
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$897.40	0.42%	$2.01
Hypothetical 5% Return	$1,000.00	$1,023.09	0.42%	$2.14
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$944.60	0.41%	$2.01
Hypothetical 5% Return	$1,000.00	$1,023.14	0.41%	$2.09
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$980.80	0.41%	$2.05
Hypothetical 5% Return	$1,000.00	$1,023.14	0.41%	$2.09
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$923.30	0.43%	$2.08
Hypothetical 5% Return	$1,000.00	$1,023.04	0.43%	$2.19
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,072.10	0.50%	$2.61
Hypothetical 5% Return	$1,000.00	$1,022.69	0.50%	$2.55

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022 (Unaudited)

BOARD CONSIDERATION OF THE CONTINUANCE OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

Symmetry Panoramic U.S. Equity Fund

Symmetry Panoramic US Fixed Income Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Municipal Fixed Income Fund

Symmetry Panoramic Global Equity Fun

Symmetry Panoramic Global Fixed Income Fund

Symmetry Panoramic Tax-Managed Global Equity Fund

Symmetry Panoramic Alternatives Fund

(collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Trustees” or the “Board”) of Symmetry Panoramic Trust (the “Trust”) held on April 26, 2022 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), approved the continuance for an additional year of:

(1)    the investment advisory agreement (the “Advisory Agreement”) between Symmetry Partners, LLC (“Symmetry”) and the Trust, on behalf of the Funds, pursuant to which Symmetry provides the Funds with investment advisory services;

(2)    an investment sub-advisory agreement between Symmetry and AQR Capital Management, LLC (“AQR”), pursuant to which AQR provides investment sub-advisory services to the Symmetry Panoramic U.S. Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund (the “AQR Sub-Advised Funds”); and

(3)     an investment sub-advisory agreement between Symmetry and Dimensional Fund Advisors LP (“DFA” and, with AQR, each a “Sub-Adviser” and, together, the “Sub-Advisers”), pursuant to which DFA provides investment sub-advisory services to the Symmetry Panoramic U.S. Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund (the “DFA Sub-Advised Funds”)(the AQR Sub-Advised Funds and the DFA Sub-Advised Funds referred herein individually as a “Sub-Advised Fund” and collectively as the “Sub-Advised Funds”).

    In response to requests made on behalf of the Independent Trustees by independent legal counsel, the Board received and reviewed prior to the Meeting materials specifically prepared for the Board’s annual review of the Advisory Agreement from Symmetry, the Board’s annual review of the investment sub-advisory agreement with AQR and the investment sub-advisory agreement with DFA (each a “Sub-Advisory Agreement” and, together, the “Sub-Advisory Agreements”) from AQR and DFA, respectively, and from Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature,

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022 (Unaudited)

extent, and quality of services provided by Symmetry and the Sub-Advisers; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks; an analysis of the fees and expense ratios of the Funds in absolute terms and as compared to those of certain peer funds; a description of the profitability of Symmetry and the Sub-Advisers; and a description of indirect benefits received by Symmetry and the Sub-Advisers as a result of their relationships with the Funds.

    The information prepared specifically for the annual review of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements”) supplemented the information provided to the Board throughout the year. The Board met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Funds; compliance, regulatory, and risk management matters; the trading practices of Symmetry and the Sub-Advisers; valuation of securities; fund expenses; and overall market and regulatory developments. The Independent Trustees considered the review of the Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Funds and working with Symmetry and the Sub-Advisers in their review of the Agreements. Symmetry and the Sub-Advisers provided all information requested on behalf of the Board and the Board reasonably believes that it received such information as may reasonably be necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreements.

    The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from Symmetry and the Sub-Advisers present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Agreements.

    In deciding to continue the Agreements, the Independent Trustees did not identify a particular factor or information as determinative or controlling to its evaluation; rather, the decision reflected the comprehensive consideration of all the information provided, and each Trustee may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information the Board considered in deciding to continue the Agreements and its conclusions.

    The nature, extent, and quality of the services provided. The Board considered the nature, extent, and quality of the services provided by Symmetry to the Funds and by the Sub-Advisers to the Sub-Advised Funds. The Board considered the investment strategies of each Fund and Symmetry and each Sub-Adviser’s expertise with respect to such strategies; the experience, capability, and integrity of Symmetry and each Sub-Adviser’s respective senior

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022 (Unaudited)

management; the financial resources of Symmetry and the Sub-Advisers; the continuous and regular management and services provided by Symmetry and the Sub-Advisers and the risks assumed and borne; and the professional qualifications of the portfolio management teams of Symmetry and the Sub-Advisers.

    The Board considered that each Fund is managed as a multi-factor fund providing exposure to different managers that, in Symmetry’s view, are best able to deliver certain factor exposures as identified by Symmetry, and that Symmetry accesses these investment managers on behalf of the Funds either through investment in other registered investment companies or by entering into a sub-advisory relationship with one or more investment managers pursuant to which the sub-adviser is responsible for advising an allocated portion of a Fund’s assets. The Board noted that, in implementing each Fund’s investment strategy, Symmetry combines the Fund’s investments in other registered investment companies with any sub-advised positions to gain a more complete set of market and factor exposures for the Fund and manages investment and sub-adviser rebalances and transitions within the Fund’s portfolio. The Board noted that Symmetry’s advisory fee serves as compensation for these services as well as other services it provides to the Funds, including: development, implementation and monitoring of each Fund’s investment program, assessing each Fund’s investment objectives and policies, composition, investment style and investment process, and development and evaluation of strategic initiatives with respect to the Funds; as a “manager of managers,” selecting sub-advisers for the Funds and monitoring such sub-advisers’ implementation of and adherence to each Fund’s investment objectives, policies, and restrictions; providing a continuous investment program for each Fund and making determinations with respect to the investment of a Fund’s assets, including day-to-day management of the Fund or portions thereof; reviewing brokerage matters; generally overseeing compliance by the Trust; carrying out directives of the Board as they relate to each Fund; and making its employees available to serve as trustees and officers of the Trust. The Board further noted the services Symmetry provides to the Funds in the form of oversight of the services provided by the Funds’ custodian, administrator, transfer agent, independent accountant and legal counsel and supervision of the performance of recordkeeping and shareholder relations functions of the Funds. The Board considered that Symmetry’s management services also include, among other things, the provision of supervisory, compliance, and administrative services to each Fund.

    With respect to its consideration of each Sub-Advisory Agreement, the Board considered Symmetry’s reasons for recommending that each Sub-Adviser continue to serve as a sub-adviser to each of the Sub-Advised Funds, including Symmetry’s due diligence concerning and previous and ongoing experience with each Sub-Adviser. The Board noted that under each Sub-Advisory Agreement, each Sub-Adviser, subject to the oversight of the Trustees and the supervision of Symmetry, is responsible for, among other things: making investment decisions on behalf of each Sub-Advised Fund with respect to its allocated portion of such Sub-Advised Fund, placing orders with brokers or dealers for the purchase and sale of investments, and performing other related functions.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022 (Unaudited)

    The Board also considered the compliance and operational resources of Symmetry and the Sub-Advisers. The Board considered Symmetry and each Sub-Adviser’s commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and procedures, including recent and ongoing implementation of various enhancements to their compliance programs. The Trustees also considered Symmetry and each Sub-Adviser’s operational infrastructure, including their risk management, technology and cybersecurity controls and systems. In this regard, the Trustees noted the continued ability of Symmetry and the Sub-Advisers’ personnel to provide services from remote work environments, as well as their successful establishment of long-term remote operations to service the Funds, in connection with the COVID-19 pandemic. Further, the Board considered the financial position of Symmetry and the Sub-Advisers in evaluating their ability to continue to meet their obligations to the Funds and provide a high level of services to the Funds under the Agreements.

    Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Funds by Symmetry and the Sub-Advisers.

    Performance. The Board considered the performance of each Fund in light of its investment objective. The Board reviewed reports prepared by Broadridge, which included information comparing each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), as well as Symmetry’s similarly managed accounts. The Board noted that Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Board noted that the Symmetry Municipal Fixed Income Fund and the Symmetry Panoramic U.S. Fixed Income Fund had performance that ranked in the fourth quartile of their respective Performance Group or Performance Universe for the one-year, three-year and since inception periods. Additionally, the Board noted that the Symmetry Panoramic International Equity Fund and the Symmetry Panoramic U.S. Equity Fund had performance that ranked in the fourth quartile of their respective Performance Group or Performance Universe for the three-year and since inception periods, but that the Panoramic International Equity Fund had moved up to the third quartile and the Panoramic U.S. Equity Fund had moved up to the second quartile for the one-year period, respectively. The Board also noted that the Panoramic Symmetry Global Equity Fund and the Panoramic Symmetry Tax-Managed Global Equity Fund had moved up from the third to the second quartile, and the Panoramic Symmetry Global Fixed Income Fund from the third to the first quartile, of their respective Performance Group or Performance Universe for the one-year period. The Board further noted that the Panoramic Symmetry Alternatives Fund’s overall performance was in line with its Performance Group or Performance Universe for the periods shown. Symmetry reviewed with the Board the factors that contributed to and detracted from each Fund’s performance and the Board noted Symmetry’s views that the performance of each Fund generally was in line with

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022 (Unaudited)

tolerances accepted by Symmetry over longer periods and that the Board regularly had been updated on each Fund’s performance through the performance information provided by Symmetry and each Sub-Adviser at each of the Board’s quarterly meetings. In reviewing the Funds’ performance, the Board noted that while Symmetry may not have outperformed Symmetry’s respective benchmarks for the Funds for the periods under evaluation, Symmetry’s strategies are not index-based and, thus, the Funds are not designed to track an index and Symmetry uses the Funds’ respective benchmarks as a reference point, rather than as a strict comparison. The Board further took into account Symmetry’s view that each Fund was providing the multi-factor exposure it was designed to provide. The Board also took into account the Funds’ performance in the context of the performance of the equity and bond markets, and the ongoing impact of the COVID-19 coronavirus on domestic and international markets. The Board noted that the Funds have had relatively short operating histories over which to evaluate Symmetry and each Sub-Adviser’s performance and that the Board would continue to monitor each Fund’s performance in the coming year, noting that it receives regular reports regarding the Funds’ performance at its quarterly meetings. The Board further noted that the usefulness of performance comparisons may be affected by a number of factors, including that the investment limitations and policies applicable to a Fund may be different than those applicable to the funds included in a Fund’s Performance Group and Performance Universe. The Board also recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.

    Advisory fees, sub-advisory fees, and expense ratios. The Board considered the advisory and sub-advisory fees and expense ratios of each Fund. The Board reviewed reports prepared by Broadridge, which included information comparing each Fund’s advisory fee and net expense ratio with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”). The Board noted that the contractual advisory fees for the Symmetry Panoramic Alternatives Fund, the Symmetry Panoramic Municipal Fixed Income Fund and the Symmetry Panoramic U.S. Fixed Income Fund were at the high end of the range for the Expense Group and Expense Universe but that, due to Symmetry’s commitment to waive a portion of its advisory fee and otherwise limit the Funds’ expenses, the overall net expense ratios for these Funds were, respectively, well below the median of and generally in line with their Expense Groups and Expense Universes. The Board also noted that the contractual advisory fees for the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Global Fixed Income Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic U.S. Equity Fund were in line with their Expense Groups and Expense Universes and, after fee waivers and expense limitations, the overall net expense ratios for the Funds were, respectively, well below the median of their Expense Groups and Expense Universes. The Board took into account Symmetry’s explanation that the strategy for the Symmetry Panoramic Alternatives Fund is unique and that its Expense Group and Expense Universe do not necessarily reflect appropriate comparisons, and, further, that these Funds have not yet experienced the same

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022 (Unaudited)

levels of inflows as the other Funds and that Symmetry is continuing to subsidize each Fund’s expenses to a significant extent.

    The Board noted that, consistent with their investment strategies, the Funds make investments in other registered investment companies and, as a result, would bear their pro rata share of the fees and expenses of such other companies. The Board further noted that the Funds’ advisory fees are based on services that Symmetry provides to the Funds that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board noted that, with respect to each Fund, Symmetry contractually agreed to waive its management fee so as to cap the aggregate management fee retained by Symmetry with respect to each Fund after payment of sub-advisory fees and, separately, contractually agreed to reduce each Fund’s fees and absorb expenses of each Fund so as to limit total annual Fund operating expenses, in each case through at least December 31, 2022. The Board considered that the net advisory fees for the Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Alternatives Fund are higher than the net advisory fees of the other Funds, and that such difference was in recognition of the additional tax management services and additional due diligence and monitoring services, respectively, provided to those Funds. The Board noted that Symmetry’s commitment of resources to the Funds resulted in it assuming entrepreneurial and other risks, for which it may reasonably seek to be compensated.

    With respect to Symmetry’s oversight of the Sub-Advisers, the Board noted that Symmetry, as a “manager of managers,” must select, oversee and monitor each Sub-Adviser, as well as negotiate a sub-advisory fee rate for each Sub-Advised Fund. In reviewing the fairness of each Sub-Advised Fund’s sub-advisory fee rate, the Board observed that Symmetry pays the fee directly out of its management fee and, as a result, the sub-advisory fee rate materially impacts Symmetry’s profitability with respect to the Sub-Advised Funds. Accordingly, the Board reasoned that Symmetry would have negotiated at arm’s length for a competitive rate. With respect to AQR, the Board noted the breakpoint structure for each Sub-Advised Fund’s sub-advisory fee. With respect to DFA, the Board noted the breakpoint structure for the Symmetry Panoramic US Equity Fund and the Symmetry Panoramic Global Equity Fund. With respect to the Symmetry Panoramic International Equity Fund, the Board noted that, while DFA has been approved as a sub-adviser for the Fund, no assets of the Fund had been allocated to it for management to date. The Board also noted that, to date, DFA manages only U.S. equities within its allocated portion of the Symmetry Panoramic Global Equity Fund. The Board considered the sub-advisory fees paid to each Sub-Adviser in relation to the fees paid to Symmetry by the Sub-Advised Funds and the respective services provided by the Sub-Advisers and Symmetry. The Board considered the meaningful differences in the services that Symmetry provides to the Sub-Advised Funds as compared to the services provided by the Sub-Advisers.

    On the basis of these and other considerations, the Board determined that the advisory fee rate paid by each Fund to Symmetry, including, with respect to the Sub-Advised Funds, as portioned between Symmetry and each of the Sub-Advisers under

SYMMETRY PANORAMIC TRUST
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the Agreements, was reasonable in light of the services provided and the risks borne by Symmetry and each Sub-Adviser, respectively.

    Profitability. With respect to the profitability of the Funds to Symmetry, the Board reviewed aggregate and per Fund profitability data, including the management fees earned by Symmetry and the expenses paid by Symmetry out of such management fees. In discussing the fee arrangements between Symmetry and each Sub-Adviser, the Board noted that Symmetry pays each Sub-Adviser out of the advisory fee it receives from the Sub-Advised Funds. The Board also reviewed information comparing each Fund’s fee to the fees paid by comparable funds. The Board also considered Symmetry’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. As part of this discussion, the Board recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability. The Board further recognized the difficulty in evaluating an investment adviser’s profitability with respect to the funds that the adviser manages in the context of an adviser with multiple lines of business, and noted that profitability methodologies vary across the industry and that court decisions have permitted investment advisers and their affiliates to use a wide variety of approaches in allocating costs and calculating profitability and have not prescribed any particular methodology. Based on its review, in the context of its full deliberations, the Board concluded the profitability to Symmetry from each Fund is not unreasonable or excessive.

    Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board considered for each Fund whether economies of scale were realized, noting the fees waived and expenses reimbursed by Symmetry during the period. Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale under the advisory and sub-advisory fee schedules at the present time. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of a Fund.

    Benefits to Symmetry, the Sub-Advisers, and their affiliates from their relationships with the Funds. The Board considered other benefits derived by Symmetry, the Sub-Advisers, and their affiliates from their relationships with the Funds. The Board noted that, although Symmetry and each Sub-Adviser has the ability to realize soft dollar benefits from its relationship with the Funds, none currently do so. The Board also considered the potential benefits flowing to Symmetry from sponsoring its own family of mutual funds and how the Funds may be used in delivering investment advisory services to Symmetry’s other clients. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to Symmetry and the Sub-Advisers are fair and reasonable. The Board noted that it would have the opportunity to review the appropriateness of these benefits over time.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022 (Unaudited)

    Other considerations. The Board considered the investment objective and strategy of each Fund and noted that Symmetry believed the Funds enhance Symmetry’s product offerings. The Board noted that Symmetry had made a substantial commitment to the development of the strategy represented by each Fund and to the recruitment and retention of high quality personnel, and maintained the financial, compliance, and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and its respective shareholders. In this regard, the Board favorably considered Symmetry’s procedures and policies to enforce compliance with applicable laws and regulations and, with respect to the Sub-Advised Funds, oversee the sub-advisory activities of the Sub-Advisers. The Board also noted that Symmetry had made a significant entrepreneurial commitment to the development, management, and success of the Funds and assumed commensurate risk.

    Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the terms of the Agreements evidenced substantial due diligence, arm’s length negotiation, and were consistent with the interests of the Funds and investors.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

Notice to Shareholders (Unaudited)

For shareholders that do not have an August 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended August 31, 2022, the Fund is designating the following items with regard to distributions paid during the period:

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Tax-Exempt Income Distributions(6)	Total Distributions
Symmetry Panoramic US Equity Fund	0.00%	28.39%	71.61%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Global Equity Fund	0.00%	9.01%	90.99%	0.00%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic US Fixed Income Fund	0.00%	4.93%	95.07%	0.00%	100.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	0.00%	100.00%	100.00%
Symmetry Panoramic Global Fixed Income Fund	0.00%	9.05%	90.95%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	0.00%	0.00%	100.00%	0.00%	100.00%

	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Symmetry Panoramic US Equity Fund	23.02%	25.32%	0.00%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	12.98%	78.42%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Equity Fund	21.66%	32.03%	0.00%	0.00%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	37.50%	73.35%	0.00%	0.00%	0.00%
Symmetry Panoramic US Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	34.67%	42.21%	0.00%	0.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended August 31, 2022, the total amounts of foreign source income for the Symmetry Panoramic International Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Global Fixed Income Fund were $7,360,614, $987,952 and $1,482,278, respectively. The total amounts of foreign taxes paid for the Symmetry Panoramic International Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Global Fixed Income Fund were $351,788, $57,871 and $32,951, respectively.

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2022

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)

“Tax-exempt income distributions” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of the Symmetry Panoramic Municipal Fixed Income Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

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Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

SYM-AR-001-0200

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Tracie Ahern is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$101,500	N/A	N/A	$95,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$26,750	N/A	N/A	$24,750	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, the Charter of the Audit Committee, which sets forth, at Section 3(A) of the Charter, the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2022 and 2021 were $26,750 and $24,750, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant either to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant, were pre-approved by the audit committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant currently does not have in place procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: November 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: November 8, 2022

By	/s/ Andrew Metzger
Andrew Metzger
Treasurer & Principal Financial Officer

Date: November 8, 2022